Registration No. 2-94157/811-04146

As filed with the Securities and Exchange Commission on February 12, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________________

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 112

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 113

_________________________

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

(617) 663-3000

_________________________

Christopher Sechler

Assistant Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

Mark P. Goshko, Esq. K & L Gates LLP One Lincoln Street Boston, Massachusetts 02111-2950

_________________________

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on (May 1, 2016) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

John Hancock Variable Insurance Trust

601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust ("JHVIT" or the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts ("variable contracts"). JHVIT provides a range of investment objectives through 78 separate investment portfolios or funds (each a "fund," collectively the "funds"). The following funds are described in this Prospectus. Only Series I of certain funds have ticker symbols as noted below. JHVIT offers Series NAV, Series I, Series II and Series III shares although not all funds offer all classes of shares.

Ticker
Fund Name	Series I
Money Market Trust	JHOXX
Money Market Trust B	—

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2016

John Hancock Variable Insurance Trust

Money Market Trust

Investment objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee [1]	[0.35]	[0.35]	[0.35]
Distribution and service (Rule 12b-1) fees	[0.05]	[0.25]	[0.00]
Other expenses	[0.03]	[0.03]	[0.03 [2]	]
Total annual fund operating expenses	[0.43]	[0.63]	[0.38]

1 "Management fee" has been restated to reflect the contractual management fee schedule effective April 6, 2016.

2 "Other expenses" have been estimated for the first year of operations of the fund's Series NAV shares.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	[44]	[64]	[39]
3 years	[138]	[202]	[122]
5 years	[241]	[351]	[213]
10 years	[542]	[786]	[480]

Principal investment strategies

The fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 and is managed in the following manner:

■

under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

° U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

■

the fund seeks to maintain a stable net asset value ("NAV") of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

■

the fund invests only in U.S. dollar-denominated securities;

■

the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

■

the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

■

the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

■

as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the fund's Board of Trustees may elect to impose such fees or gates in the future.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund include:

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

1

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Liquidity risk. An impairment of a fund's ability to sell securities at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Redemption risk. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Tax diversification risk. As described above, each fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 (a "Government Fund"). Additionally, each fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the "Diversification Requirements"). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of each fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer.

Operating as a Government Fund may make it difficult for each fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which each fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in a fund. See "Tax Matters" for more information.

U.S. Government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

2

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Since Series NAV commenced operations on [April 29, 2016], performance shown for Series NAV is the performance of the fund's oldest share class, Series I. This pre-inception performance would be higher if adjusted to reflect that Series NAV does not have a Rule 12b-1 fee.

Performance shown for periods prior to the inception date of Series II is the performance of the fund's oldest share class, Series I. This pre-inception performance has not been adjusted to reflect the higher Rule 12b-1 fee of Series II and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '06, 1.18%

Worst quarter: Q4 '15, 0.00%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	0.00	0.02	1.09	06/15/1985
Series II	0.00	0.02	1.02	01/28/2002
Series NAV	0.00	0.02	1.09	[04/29/2016]

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 7 of the Prospectus.

3

Money Market Trust B

Investment objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series NAV
Management fee [1]	[0.35]
Distribution and service (Rule 12b-1) fees	[0.00]
Other expenses	[0.04]
Total annual fund operating expenses	[0.39]
Contractual expense reimbursement [2]	[– 0.11]
Total annual fund operating expenses after expense reimbursements	[0.28]

1 "Management fee" has been restated to reflect the contractual management fee schedule effective April 6, 2016.

2 The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. The fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, [2017] unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series NAV
1 year	[29]
3 years	[114]
5 years	[208]
10 years	[482]

Principal investment strategies

The fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 and is managed in the following manner:

■

under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

° U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

■

the fund seeks to maintain a stable net asset value ("NAV") of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

■

the fund invests only in U.S. dollar-denominated securities;

■

the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

■

the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

■

the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

■

as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the fund's Board of Trustees may elect to impose such fees or gates in the future.

4

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund include:

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Liquidity risk. An impairment of a fund's ability to sell securities at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Redemption risk. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Tax diversification risk. As described above, each fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 (a "Government Fund"). Additionally, each fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the "Diversification Requirements"). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of each fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer.

Operating as a Government Fund may make it difficult for each fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which each fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in a fund. See "Tax Matters" for more information.

U.S. Government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

5

Past performance

The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q3 '06, 1.25%

Worst quarter: Q2 '15, 0.00%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series NAV	0.00	0.03	1.21	03/28/1986

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 7 of the Prospectus.

6

Additional information about the funds

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least the sum of 90% of its net investment company taxable income and 90% of its net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the Statement of Additional Information (SAI) under the heading "Additional Information Concerning Taxes."

Compensation of financial intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary's Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Principal investment strategies

Money Market Trust

Principal investment strategies

The fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 and is managed in the following manner:

■

under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

° U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

■

the fund seeks to maintain a stable net asset value ("NAV") of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

■

the fund invests only in U.S. dollar-denominated securities;

■

the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

■

the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

■

the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

■

as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the fund's Board of Trustees may elect to impose such fees or gates in the future.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information — Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

From time to time, the Advisor and its affiliates may reimburse or otherwise voluntarily reduce the fund's expenses or the Advisor may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or for the purpose of

7

increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the Advisor at any time without notice.

Money Market Trust B

Principal investment strategies

The fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 and is managed in the following manner:

■

under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

° U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

■

the fund seeks to maintain a stable net asset value ("NAV") of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

■

the fund invests only in U.S. dollar-denominated securities;

■

the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

■

the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

■

the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

■

as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the fund's Board of Trustees may elect to impose such fees or gates in the future.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information — Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

From time to time, the Advisor and its affiliates may reimburse or otherwise voluntarily reduce the fund's expenses or the Advisor may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or for the purpose of increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the Advisor at any time without notice.

Additional information about the funds' principal risks

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds' Statement of Additional Information dated the same date as this prospectus (the "SAI") contains further details about these risks as well as information about additional risks.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of "systematically important" financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund's ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund's portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund's distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. A combination of the above factors has contributed to a significant decline in certain funds' distributions rate effective in the last year.

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Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by: the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadvisor may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; Standard & Poor's Ratings Services's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could cause high volatility in the equity and fixed-income markets. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

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In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Liquidity risk

A fund is exposed to liquidity risk when reduced trading volume, a relative lack of market makers, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous market price.

Redemption risk

The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Tax diversification risk

As described above, each fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 (a "Government Fund"). Additionally, each fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the "Diversification Requirements"). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of each fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer.

Operating as a Government Fund may make it difficult for each fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which each fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in a fund. See "Tax Matters" for more information.

U.S. Government agency obligations risk

The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

U.S. Treasury obligations risk

The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

Additional information about the funds' investment policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Illiquid Securities

A fund may not invest more than 5% of its total assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

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Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed-upon time and at an agreed-upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See "Credit and counterparty risk" for additional information on Fannie Mae and Freddie Mac securities.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a "when-issued," delayed-delivery or "forward commitment" basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

Management

Trustees

JHVIT is managed under the direction of its Trustees. The Board of Trustees oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the "Advisor") is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and principally as "John Hancock" in the United States.

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans ("variable contracts"). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the "Affiliated Insurance Companies"). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company.

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of each fund. The Advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of each fund's portfolio assets subject to oversight by the Advisor. The Advisor is responsible for overseeing and implementing each fund's investment program and provides a variety of advisory oversight and investment research services. The Advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

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The Advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these research and monitoring services.

Subject to Board approval, the Advisor may elect to manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor. The subadvisors are compensated by the Advisor and not by the funds.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the Advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

A discussion regarding the basis for the Board's approval of the advisory and subadvisory agreements for the funds is available in the funds' semi- annual and annual reports to shareholders for the periods ended June 30, 2015 and December 31, 2015, respectively.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. A fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The Advisor has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and other John Hancock Funds. The Reimbursement equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the participating funds that exceeds $125 billion but is less than or equal to $150 billion, 0.0150% of that portion of the aggregate net assets of all the participating funds that exceeds $150 billion but is less than or equal to $175 billion, 0.0175% ofthat portion ofthe aggregate net assets of all the participating funds that exceeds $175 billion but is less than or equal to $200 billion, 0.02% of that portion of the aggregate net assets of all the participating funds that exceeds $200 billion but is less than or equal to $225 billion, and 0.0225% of that portion of the aggregate net assets of all the participating funds that exceeds $225 billion. The amount of the Reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Advisor with the approval of the Trust's Board of Trustees (the Board).

Subadvisor

Set forth below is additional information about the Subadvisor.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadvisor as well as other portfolios advised by the Advisor. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited ("MAMHK"), collectively known as Manulife Financial. The address of Manulife Asset Management (North America) Limited is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Share classes and Rule 12b-1 plans

Share classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. "Class expenses," however, are allocated to each class. "Class expenses" include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

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Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT's investment advisor and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares
an annual rate of up to 0.15% of the net assets of the Series I shares

Series II shares
an annual rate of up to 0.35% of the net assets of the Series II shares

Rule 12b-1 fees are paid out of a fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

General information

Purchase and redemption of shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

■

trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

■

an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

■

the SEC by order so permits for the protection of security holders of JHVIT.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a fund's amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board of Trustees, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds ("Underlying Funds") and to certain qualified retirement plans ("qualified plans").

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the "Board" or "Trustees") will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Valuation of shares

The net asset value (NAV) for each class of shares of the funds is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. To help the funds maintain their $1.00 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

Dividends

Each fund seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying

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dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Excessive trading

The funds do not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the funds can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. However, money market funds are typically utilized by investors for short-term investments. Investors in money market funds value the ability to add and withdraw their funds quickly and without restrictions.

Moreover, because Government money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in market value, they generally are not the targets of abusive trading practices. For these reasons, the funds' Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of the funds' shares, and the funds do not impose redemption fees or minimum holding periods for their investors. However, the funds' management will seek to prevent an investor from utilizing the funds to facilitate frequent purchases and redemptions of shares in other JHVIT funds that are not money market funds. The JHVIT funds have adopted policies and procedures with respect to excessive trading and potential market timing activity for the non-money market JHVIT funds (as described in the prospectus for the non-money market JHVIT funds), and a contract holder will be prevented from purchasing additional shares or making further exchanges if the funds' management determines that a contract holder has engaged in timing activities in contravention of a non-money market JHVIT fund's policies.

Policy regarding disclosure of fund portfolio holdings

A description of the funds' policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

XBRL filings

A fund's XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years. Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust ("JHVIT") as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2015, have been audited by ___, independent registered public accounting firm. The report of ___ is included, along with JHVIT's financial statements, has been incorporated by reference into the SAI, and are included in JHVIT's annual report, which is available upon request.

[TO BE ADDED BY AMENDMENT]

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Appendix A
Schedule of Management Fees

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadvisor as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadvisor, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint
Money Market Trust	0.500%	— first $500 million;
	0.425%	— next $250 million;
	0.375%	— next $250 million;
	0.350%	— next $500 million;
	0.325%	— next $500 million;
	0.300%	— next $500 million; and
	0.275%	— excess over $2.5 billion.
Money Market Trust B	0.500%	— first $500 million;
	0.425%	— next $250 million;
	0.375%	— next $250 million;
	0.350%	— next $500 million;
	0.325%	— next $500 million;
	0.300%	— next $500 million; and
	0.275%	— excess over $2.5 billion.
(Aggregate Net Assets comprise the net assets of Money Market Trust, Money Market Trust B, and John Hancock Money Market Fund, a series of John Hancock Current Interest.)

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For more information

The following documents are available, which offer further information on JHVIT:

Annual/semiannual report to shareholders

Includes financial statements, a discussion of the market conditions, each fund's performance for the most recent fiscal period-end and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210-2805

By phone: 800-344-1029

On the internet: johnhancock.com

Or you may obtain these documents and other information about the Funds from the SEC:

By mail: Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102 (duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146

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JOHN HANCOCK VARIABLE INSURANCE TRUST

Statement of Additional Information

Dated May 1, 2016

The information in this Statement of Additional Information (“SAI”) is incomplete and may be changed. We may not sell the securities under this registration statement until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities, and we are not soliciting to buy these securities in any state where the offer or sale is not permitted.

Ticker(s)
Fund	Series I	Series II	Series NAV
Money Market Trust	JHOXX	N/A	N/A
Money Market Trust B	N/A	N/A	N/A

This Statement of Additional Information (“SAI”) of John Hancock Variable Insurance Trust (“JHVIT” or the “Trust”) is not a prospectus, but should be read in conjunction with JHVIT’s Prospectus dated May 1, 2016. The financial statements of JHVIT for the fiscal year ended December 31, 2015, as well as the related opinion of JHVIT’s independent registered public accounting firm, are incorporated by reference into the SAI insofar as they relate to the funds listed above, and as they are included in JHVIT’s most recent annual report to shareholders (the “Annual Report”). Copies of JHVIT’s Prospectus, SAI and/or Annual Report can be obtained free of charge by contacting:

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts 02210

(800) 344-1029

www.jhannuities.com

This SAI is applicable to all funds listed above (each a “fund” and collectively, the “funds”).

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ORGANIZATION OF JOHN HANCOCK VARIABLE INSURANCE TRUST

JHVIT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the funds is a series of JHVIT. The Board of Trustees (the “Board”) and shareholders of JHVIT have approved the conversion of JHVIT into a Delaware limited liability company. JHVIT may implement the conversion at such time as its management considers appropriate and does not expect that the conversion will have any adverse effect on the values of variable contracts that are determined by investment in the funds or any adverse federal income tax consequences for the owners of those contracts.

John Hancock Investment Management Services, LLC, the “Advisor”) is the investment advisor to JHVIT and each of the funds. The Advisor is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended (the “CEA”). The Advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.). John Hancock Life Insurance Company (U.S.A.) and its subsidiaries today offer a broad range of financial products, including life insurance, annuities, investments, 401(k) plans, long-term care insurance, college savings, and other various forms of business insurance. Additional information about John Hancock may be found on the Internet at johnhancock.com. The ultimate controlling parent of the Advisor is Manulife Financial Corporation (“Manulife” or “MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife.

The Advisor has retained for each fund described in this SAI a subadvisor that is responsible for providing investment advice to the fund subject to the review of the Board and the overall supervision of the Advisor.

Manulife is a leading Canada-based financial services group with principal operations in Asia, Canada and the United States. Operating as Manulife in Canada and Asia, and primarily as John Hancock in the United States, the Manulife group of companies offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Assets under management and administration by Manulife and its subsidiaries were C$___ billion (US$___ billion) as of December 31, 2015.

Manulife Financial Corporation trades as “MFC” on the Toronto Stock Exchange, New York Stock Exchange (the “NYSE”) and Philippine Stock Exchange, and under “945” on the Stock Exchange of Hong Kong. Manulife can be found on the Internet at manulife.com.

INVESTMENT POLICIES

The principal strategies and risks of investing in each fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the funds may be changed without shareholder approval. Each fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or this SAI.

U.S. Government and Government Agency Obligations

U.S. Government Obligations. U.S. government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), which guarantee is supported by the full faith and credit of the U.S. government.

U.S. Agency Obligations. U.S. government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. government pursuant to authority granted by Congress. U.S. government agency obligations include, but are not limited to:

–	Federal Home Loan Banks (“FHLBs”);

–	Federal Intermediate Credit Banks (“FICBs”); and

–	Federal National Mortgage Association (“Fannie Mae”).

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U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.

Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by FICBs. Others, such as those issued by Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. In addition, other obligations are supported only by the credit of the agency or instrumentality. There also are separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. government will provide financial support for the obligations of such U.S. government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this SAI, “U.S. government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. government.

It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. In 2008, the Federal Housing Finance Agency (the “FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. The FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Certificates of Deposit, Time Deposits and Bankers’ Acceptances

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.

These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

A subadvisor will only invest in variable amount master demand notes issued by companies that, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s Investors Service, Inc. or “AAA” or “AA” by Standard & Poor's Ratings Services or Fitch Ratings and that the applicable subadvisor has determined present minimal risk of loss. A subadvisor will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV generally will be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

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Corporate Obligations

Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.

Repurchase Agreements

Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.

Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

The subadvisor shall engage in a repurchase agreement transaction only with those banks or broker-dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:

–	Federal Reserve System member bank;

–	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or

–	broker-dealer that reports U.S. government securities positions to the Federal Reserve Board.

A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisor’s creditworthiness requirements.

The Advisor and the subadvisors will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund also might incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Other Instruments

The following discussion provides an explanation of some of the other instruments in which certain funds may directly invest consistent with their investment objectives and policies.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed-upon time and at an agreed-upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed-upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated

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custodial account cash, Treasury bills or other U.S. government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities also are being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than that of mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. When a fund invests in asset-backed securities, it will not limit its investments in asset-backed securities to those with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”

Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

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The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

Loans and Other Direct Debt Instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. It is unclear whether these protections are available to investments in loans and other forms of direct indebtedness under certain circumstances, in which case such risks may be increased.

Sovereign Debt Obligations

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Typically, sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. However, sovereign debt of developed countries also may involve a high degree of risk and may be in default or present the risk of default. Governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations, and governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results, changes in interest and exchange rates, changes in debt ratings, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Defaults in sovereign debt obligations, or the perceived risk of default, also may impair the market for other securities and debt instruments, including securities issued by banks and other entities holding such sovereign debt, and negatively impact the funds.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percentage of a fund’s total assets that may be committed to such transactions.

When-issued, delayed-delivery or forward-commitment transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement for such securities (which is typically one month or more after trade date). When purchasing securities in one of these types of transactions, payment for the securities is not required until the delivery date, however, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be delivered. When a fund has sold securities pursuant to one of these transactions, it will not participate in further gains or losses with respect to that security. At the time of delivery, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

Under normal circumstances, when a fund purchases securities on a when-issued or forward commitment basis, it will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. Forward contracts may settle in cash between the counterparty and a fund or by physical settlement of the underlying securities, and the fund may renegotiate or roll over a forward commitment transaction. In general, a fund does not pay for the securities, start earning interest on them, or deliver or take possession of securities until the obligations are scheduled to be settled. In such transactions, no cash changes hands on the trade date, however, if the transaction is collateralized, the exchange of margin may take place between the fund and the counterparty according to an agreed-upon schedule. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV.

While awaiting settlement of the obligations purchased or sold on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase or sell

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when-issued, delayed-delivery, or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.

Illiquid Securities

Each fund may not invest more than 5% of its total assets in securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund (“illiquid securities”). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Illiquid securities may include, but are not limited to: (a) securities (except for Section 4(a)(2) Commercial Paper, discussed below) that are not eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”); (b) repurchase agreements maturing in more than seven days (except for those that can be terminated after a notice period of seven days or less); (c) IOs and POs of non-governmental issuers; (d) time deposits maturing in more than seven days; (e) federal fund loans maturing in more than seven days; (f) bank loan participation interests; (g) foreign government loan participations; (h) municipal leases and participations therein; and (i) any other securities or other investments for which a liquid secondary market does not exist.

Commercial paper issued in reliance on Section 4(a)(2) of the 1933 Act (“Section 4(a)(2) Commercial Paper”) is restricted as to its disposition under federal securities law, and generally is sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(a)(2) Commercial Paper normally is resold to other institutional investors, like the funds, through or with the assistance of the issuer or investment dealers who make a market in Section 4(a)(2) Commercial Paper, thus providing liquidity.

If the Board determines, based upon a continuing review of the trading markets for specific Section 4(a)(2) Commercial Paper or securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the 1933 Act or other exemptions from the registration requirements of the 1933 Act, that such investments are liquid, they will not be subject to a fund’s limitation on investments in illiquid securities. The Board has adopted procedures and delegated responsibility to the Advisor regarding oversight of the subadvisor’s compliance with the daily function of determining and monitoring the liquidity of restricted securities, including Rule 144A securities and Section 4(a)(2) Commercial Paper, as well as other investments. The Board, however, retains sufficient oversight and is ultimately responsible for such determinations. The Board carefully monitors each fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Interfund Lending

Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by the Advisor, or any other investment advisor under common control with the Advisor. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in overnight repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

RISK FACTORS

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Collateralized Debt Obligations

The risks of an investment in a CDO depend largely on the quality of the collateral securities and the class of the instrument in which a fund invests. Normally, CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid; however an active dealer market may exist for CDOs, allowing them to qualify for treatment as liquid under Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry risks including, but are not

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limited to the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes of the CDO; and (iv) the complex structure of the CDO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Cybersecurity Risk

Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a fund. For example, in a denial of service, fund shareholders could lose access to their electronic accounts indefinitely, and employees of the Advisor, a subadvisor, or the funds’ other service providers may not be able to access electronic systems to perform critical duties for the funds, such as trading, NAV calculation, shareholder accounting, or fulfillment of fund share purchases and redemptions. Cybersecurity incidents could cause a fund, the Advisor, a subadvisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a fund invests, thereby causing the fund’s investments to lose value.

The Advisor, each subadvisor, and their affiliates have established risk management systems that seek to reduce cybersecurity risks, and business continuity plans in the event of a cybersecurity breach. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since neither the Advisor nor any of the subadvisors controls the cybersecurity systems of the funds’ third-party service providers (including the funds’ custodian), or those of the issuers of securities in which the funds invest.

Fixed-Income Securities

Fixed-income securities generally are subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk. Fixed-income securities are also subject to liquidity risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.

Liquidity Risk. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such securities at attractive prices.

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Market Events

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies - U.S. Government and Government Agency Obligations - U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt, economic stimulus by the Japanese central bank, declines in oil prices, and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. The conclusion of the U.S. Federal Reserve’s quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund’s performance. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the funds.

Political turmoil within the United States and abroad may also impact the funds. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union has disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Political and military events overseas, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe also may cause market disruptions.

Foreign Securities

Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries, which are more likely to be more politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.

Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.

Settlement of Sales. Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadvisor may not be

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aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

European Risk

Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Union (“EU”) and European Economic and Monetary Union (“EMU”), which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on the economies of other EU member countries and major trading partners outside Europe.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. Several countries, including Greece and Italy, have agreed to multi-year bailout loans from the European Central Bank, the IMF, and other institutions. A default or debt restructuring by any European country, such as the restructuring of Greece’s outstanding sovereign debt, can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above, and can affect exposures to other EU countries and their financial companies as well. The manner in which the EU and EMU responded to the global recession and sovereign debt issues raised questions about their ability to react quickly to rising borrowing costs and the potential default by Greece and other countries of their sovereign debt and revealed a lack of cohesion in dealing with the fiscal problems of member states. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms, which could increase political or social instability. Many European countries continue to suffer from high unemployment rates.

Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Securities markets of Eastern European countries typically are less efficient and have lower trading volume, lower liquidity, and higher volatility than more developed markets. Eastern European economies also may be particularly susceptible to disruption in the international credit market due to their reliance on bank related inflows of capital.

To the extent that a fund invests in European securities, it may be exposed to these risks through its direct investments in such securities, including sovereign debt, or indirectly through investments in money market funds and financial institutions with significant investments in such securities.

Natural Disasters and Adverse Weather Conditions

Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Investment Company Securities

The total return on investments in securities of other investment companies will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs, and Freddie Mac.

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REGULATION OF COMMODITY INTERESTS

The CFTC has adopted regulations that subject registered investment companies and/or their investment advisors to regulation by the CFTC if the registered investment company invests more than a prescribed level of its NAV in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the CEA (“commodity interests”), or if the registered investment company markets itself as providing investment exposure to such commodity interests. The Advisor is registered as a CPO under the CEA and is a National Futures Association member firm; however, the Advisor does not act in the capacity of a registered CPO with respect to the funds.

Although the Advisor is a registered CPO, the Advisor has claimed an exclusion from CPO registration pursuant to CFTC Rule 4.5 with respect to each fund. To remain eligible for this exclusion, each fund must comply with certain limitations, including limits on trading in commodity interests, and restrictions on the manner in which the fund markets its commodity interests trading activities. These limitations may restrict a fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return.

INVESTMENT RESTRICTIONS

There are two classes of investment restrictions to which JHVIT is subject in implementing the investment policies of the funds: (a) fundamental; and (b) non-fundamental. Fundamental restrictions with respect to a fund may only be changed by a vote of a majority of the fund’s outstanding voting securities, which means a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Trustees of a fund without shareholder approval.

When submitting an investment restriction change to the holders of JHVIT’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities (as described above) of the fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other fund affected by the matter; or (2) the vote of a majority of the outstanding voting securities of JHVIT.

Restrictions (1) through (8) are fundamental. Restrictions (9) through (11) are non-fundamental.

Fundamental

Unless a fund is specifically excepted by the terms of a restriction:

(1) Each fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.

(2) Each fund has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.

(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

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(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

For purposes of restriction No. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

Non-Fundamental

Unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(9) knowingly invest more than 10% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.

In addition to the above policies, the funds are subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, neither fund will, among other things, purchase the securities of any issuer if it would cause less than 99.5% of its total assets to be invested in cash, U.S. Government securities and/or repurchase agreements fully collateralized by U.S. Government securities.

(11) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10%* of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

*	33 1/3% in the case of Money Market Trust B.

Additional Information Regarding Fundamental Restrictions

The following discussion provides additional information about the Fundamental Restrictions set forth above.

Concentration. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that any fund that invests more than 25% of its total assets in a particular industry (excluding the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry. With respect to a fund's investment in loan participations, if any, the fund treats both the borrower and the financial intermediary under a loan participation as issuers for purposes of determining whether the fund has concentrated in a particular industry.

Borrowing. The 1940 Act permits a fund to borrow money in amounts of up to one-third of its total assets, at the time of borrowing, from banks for any purpose (a fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of its total assets. “Asset coverage” means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

Commodities. Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities. Mutual funds typically invest in futures contracts and related options on these and other types of commodity contracts for hedging purposes, to implement tax or cash management strategies, or to enhance returns.

Loans. Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to

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the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.

Senior Securities. “Senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that a fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of a fund’s total assets). In the event that such asset coverage falls below this percentage, a fund must reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. The fundamental investment restriction regarding senior securities will be interpreted so as to permit collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Reorganization/Exchange/Corporate Action. Each fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a fund, and the acquisition is determined to be beneficial to fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

With the exception of fundamental restriction (3), unless otherwise indicated, all percentage limitations on fund investments (as stated throughout this SAI or in the Prospectus) that are not (i) specifically included in this “Investment Restrictions” section or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code of 1986, as amended (the “Code”), or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a fund’s acquisition of securities or instruments through a Voluntary Action.

Except with respect to the fundamental investment restriction on borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in the percentage of portfolio assets invested in certain securities or other instruments, resulting from market fluctuations or other changes in the fund’s total assets will not require the fund to dispose of an investment until the subadvisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund.

Fund Mergers. Immediately prior to a combination or merger of a fund (the “acquired fund”) into another fund, the acquired fund may in certain situations not comply with its investment policies.

MANAGEMENT OF JHVIT

The business of JHVIT, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” (as defined in the 1940 Act) of the funds or the Trust (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the funds and the Trust’s other series and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHVIT are also officers or Directors of the Advisor, or officers or Directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). Each Trustee oversees all of the Trust’s series and other funds in the John Hancock Fund Complex, (as defined below).

The tables below present certain information regarding the Trustees of JHVIT, including their principal occupations that, unless specific dates are shown, are of at least five years’ duration. In addition, the table includes information concerning other directorships held by each Trustee in other registered investment companies or publicly traded companies. Information is listed separately for each Trustee who is an “interested person” (as defined in the 1940 Act) of JHVIT (the “Non-Independent Trustee”) and the Independent Trustees. As of December 31, 2015, the “John Hancock Fund Complex” consisted of 228 funds (including separate series of series mutual funds): John Hancock Collateral Trust (“JHCT”) (one fund); John Hancock Variable Insurance Trust (“JHVIT”) (78 funds); JHF II (97 funds); John Hancock Funds III (“JHF III”) (10 funds); John Hancock Exchange-Traded Fund Trust (six funds); and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds. Each Trustee, other than James R. Boyle, was most recently elected to serve on the Board at a shareholder meeting held on November 7, 2012. The Board

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appointed Mr. Boyle to serve as a Non-Independent Trustee on March 10, 2015. The address of each Trustee and officer of the Trust is 601 Congress Street, Boston, Massachusetts 02210.

Independent Trustees

Name (Year of Birth)	Position with JHVIT(1)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Charles L. Bardelis (1941)	Trustee (since 1988)	Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(2) (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).	228
Peter S. Burgess (1942)	Trustee (since 2005)

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010).

Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(2) (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

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William H. Cunningham (1944)	Trustee (since 2012)

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014).

Trustee, John Hancock retail funds(2) (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

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Grace K. Fey (1946)	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(2) (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).	228
Theron S. Hoffman (1947)	Trustee (since 2008)	Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000) .	228

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Name (Year of Birth)	Position with JHVIT(1)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee

Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(2) (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson (1952)	Trustee (since 2012)

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds(2) (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

			228
Hassell H. McClellan (1945)	Trustee (since 2005)	Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(2) (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).	228
James M. Oates (1946)	Trustee (since 2004) Chairman (since 2005)

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds(2) (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

			228
Steven R. Pruchansky (1944)	Trustee and Vice Chairman (since 2012)	Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell	228

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Name (Year of Birth)	Position with JHVIT(1)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds(2); Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A. Russo (1949)	Trustee (since 2012)

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012), and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds(2) (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

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(1) Because JHVIT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

(2) “John Hancock retail funds” is currently composed of John Hancock Funds III and [36] other John Hancock funds consisting of [26] series of other John Hancock trusts and [10] closed-end funds. The information for the John Hancock retail funds category relates to service as a Trustee of any of these funds for the stated period.

Non-Independent Trustees

Name (Year of Birth)	Position with JHVIT(1)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
James R. Boyle(2) (1959)	Trustee (since 2015)	Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock	228

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Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds(3) (2005–2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley(2) (1966)	Trustee (since 2012)	President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General Manager, U. S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan)) (2005-2012, including prior positions). Trustee, John Hancock retail funds(3), John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).	228

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Name (Year of Birth)	Position with JHVIT(1)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Warren A. Thomson(2) (1955)	Trustee (since 2012)

Senior Executive Vice President and Chief Investment Officer, Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds(3), John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

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____________

(1)	Because JHVIT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

(3)	“John Hancock retail funds” is currently composed of John Hancock Funds III and [36] other John Hancock funds consisting of [26] series of other John Hancock trusts and [10] closed-end funds. The information for the John Hancock retail funds category relates to service as a Trustee of any of these funds for the stated period.

Principal Officers who are not Trustees

The following table presents information regarding the current principal officers of the Trust who are not Trustees, including their principal occupations which, unless specific dates are shown, are of at least five years’ duration. Each of the officers is an affiliated person of the Advisor. All of the officers listed are officers or employees of the Advisor or its affiliates. All of the officers also are officers of all of the other funds for which the Advisor serves as investment advisor.

Name (Year of Birth)	Position with JHVIT(1)	Principal Occupations During Past 5 Years
Andrew G. Arnott (1971)	President (since 2014)	Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds(2), John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

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Name (Year of Birth)	Position with JHVIT(1)	Principal Occupations During Past 5 Years
John J. Danello (1955)	Senior Vice President (since 2006, including prior positions); and Secretary and Chief Legal Officer (since 2014)

Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds(2), John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (“CCO”) (since 2005)

Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds(2), John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo (1957)	Chief Financial Officer (since 2007)

Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds(2), John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone (1965)	Treasurer (since 2012)	Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds(2) (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

(1)	Each officer holds office for an indefinite term until his or her successor is duly elected and qualified or until he or she dies, retires, resigns, is removed or becomes disqualified.

(2)	“John Hancock retail funds” is currently composed of John Hancock Funds III and [36] other John Hancock funds consisting of [26] series of other John Hancock trusts and [10] closed-end funds. The information for the John Hancock retail funds category relates to service as an officer of any of these funds for the stated period.

Additional Information About the Trustees

In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills with respect to the Trust. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

Charles L. Bardelis – As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.

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James R. Boyle — Through his former positions as chairman and director of the Advisor, position as a senior executive of MFC, the Advisor’s parent company, and positions with other affiliates of the Advisor, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board. He also has experience as a senior executive of healthcare and insurance companies.

Craig Bromley – Through his positions as President and Chief Executive Officer of Manulife Life Insurance Company (Manulife Japan), positions as a senior executive of Manulife, the Advisor’s parent company, and positions with other affiliates of the Advisor, Mr. Bromley has experience as a strategic business builder, expanding product offerings and distribution, enabling him to provide valuable management input to the Board.

Peter S. Burgess – As a financial consultant and certified public accountant, and a former partner in a major international public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.

William H. Cunningham – Mr. Cunningham has management and operational oversight experience as a former Chancellor and President of a major university. Mr. Cunningham regularly teaches a graduate course in corporate governance at the law school and the Red McCombs School of Business at The University of Texas at Austin. He also has oversight and corporate governance experience as a current and former director of a number of operating companies, including an insurance company.

Grace K. Fey – As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the investment management industry. She also has experience as a director of an operating company.

Theron S. Hoffman – As a consultant and as a former senior executive and director of several large public and private companies, including a global reinsurance company and a large investment management firm, Mr. Hoffman has extensive experience in corporate governance, business operations and new product development. In addition, his prior service as chair of corporate pension trusts has given him experience in the oversight of investment managers.

Deborah C. Jackson – Ms. Jackson has management and operational oversight experience as the president of a college and as the former chief executive officer of a major charitable organization. She also has oversight and corporate governance experience as a current and former director of various corporate organizations, including a bank, an insurance company, a regional stock exchange and nonprofit entities.

Hassell H. McClellan – As a former professor of finance and policy in the graduate management department of a major university, a current director of a public company, and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.

James M. Oates – As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of one bank and president and chief operating officer of another bank. He also has experience as a director of publicly traded companies and investment companies not affiliated with the Trust.

Steven R. Pruchansky – Mr. Pruchansky has entrepreneurial, executive and financial experience as a chief executive officer of an operating services company and a current and former director of real estate and banking companies.

Gregory A. Russo – As a certified public accountant and former partner in a major independent registered public accounting firm, Mr. Russo has accounting and executive experience. He also has experience as a current and former director of various operating entities.

Warren A. Thomson – Through his positions as Chairman of Manulife Asset Management and Chief Investment Officer of MFC, the Advisor’s parent company, Mr. Thomson has experience in the management of investments, registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.

Duties of Trustees; Committee Structure

The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisors. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met six times during the latest fiscal year.

The Board has appointed an Independent Trustee as Chairperson. The Chairperson presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairperson participates in the preparation of

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the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairperson or Vice Chairperson does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairperson. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairperson to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the specific characteristics and circumstances of the Trust. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that having interested persons serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, helpful elements in its decision-making process. In addition, the Board believes that Messrs. Boyle, Bromley, and Thomson, as current or former senior executives of MFC, the parent company of the Advisor and the Distributor, and of other affiliates of the Advisor and the Distributor, provide the Board with the perspective of the Advisor and the Distributor in managing and sponsoring all of the Trust’s series. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Committees

The Board has established an Audit Committee; Compliance Committee; Contracts, Legal & Risk Committee; Nominating and Governance Committee; and an Investment Committee.

The current membership of each committee is set forth below.

Audit Committee. The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Hoffman). Mr. Burgess serves as Chairperson of this Committee. This Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, to approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.

Compliance Committee. The Board also has a standing Compliance Committee (Ms. Jackson and Messrs. Cunningham and McClellan). This Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the Trust. Mr. McClellan serves as Chairperson of this Committee. This Committee met four times during the last fiscal year.

Contracts, Legal & Risk Committee. The Board also has a standing Contracts, Legal & Risk Committee (Ms. Fey and Messrs. Pruchansky and Russo). This Committee oversees the initiation, operation, and renewal of various contracts between the Trust and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Committee also reviews the significant legal affairs of the fund, as well any significant regulatory and legislative actions or proposals affecting or relating to the funds or their service providers. The Committee also assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisor identify, manage and report the various risks that affect or could affect the fund. Mr. Russo serves as Chairperson of this Committee. This Committee met once during the last fiscal year.

Nominating and Governance Committee. The Board also has a Nominating and Governance Committee composed of all of the Independent Trustees. This Committee met three times during the last fiscal year. This Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in order to be considered by this Committee.

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Investment Committee. The Board also has an Investment Committee composed of all of the Trustees. The Investment Committee has five subcommittees with the Trustees divided among the five subcommittees (each an “Investment Sub-Committee”). Each Investment Sub-Committee reviews investment matters relating to a particular group of funds and coordinates with the full Board regarding investment matters. Mses. Fey and Jackson and Messrs. Hoffman, Bardelis and Cunningham serve as Chairpersons of the Investment Sub-Committees. The Investment Committee met five times during the last fiscal year.

Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.

Risk Oversight

As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds’ risk management activities that are implemented by the Advisor, the funds’ Chief Compliance Officer (“CCO”) and other service providers to the funds. The Advisor has primary responsibility for the funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The funds’ subadvisors, subject to oversight of the Advisor, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their respective firms. The advisor and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

The advisor identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.

The Board has established an Investment Committee, which consists of five Investment Sub-Committees. Each Investment Sub-Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisors. The Advisor monitors these policies and subadvisor activities and may recommend changes in connection with the funds to each relevant Investment Sub-Committee in response to subadvisor requests or other circumstances. On at least a quarterly basis, each Investment Sub-Committee reviews reports from the Advisor regarding the relevant funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadvisor compliance matters. In addition, each Investment Sub-Committee meets periodically with the portfolio managers of the funds’ subadvisors to receive reports regarding management of the funds, including with respect to risk management processes.

The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds’ financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, assisted by the funds’ Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board.

The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, the Advisor, the subadvisors, and certain of the funds’ other service providers (the Distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.

The Contracts, Legal & Risk Committee assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors identify, assess, manage and report the various risks that affect or could affect the funds. This Committee reviews reports from the fund’s advisor on a periodic basis regarding the risks facing the fund, and makes recommendations to the Board concerning risks and risk oversight matters as the Committee deems appropriate. This Committee also coordinates with the other Board Committees regarding risks relevant to the other Committees, as appropriate.

In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of the Advisor communicate with the Chairperson of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As

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appropriate, the Chairperson of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, the Advisor, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.

In addition, in its annual review of the funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Advisor, the subadvisors and the Distributor relating to their operational capabilities, financial condition, risk management processes and resources.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Advisor also has its own, independent interest in risk management. In this regard, the Advisor has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Advisor’s functional departments. This Committee reports periodically to the Board and the Contracts, Legal & Risk Committee on risk management matters. The Advisor’s risk management program is part of the overall risk management program of John Hancock, the Advisor’s parent company. John Hancock’s Chief Risk Officer supports the Advisor’s risk management program, and at the Board’s request will report on risk management matters.

Compensation

Trustees are reimbursed for travel and other out-of-pocket expenses. Each Independent Trustee and Mr. Boyle receives in the aggregate from the Trusts and the other open-end funds in the John Hancock Funds Complex an annual retainer of $250,000, a fee of $20,000 for each regular meeting of the Trustees that he or she attends in person and a fee of $2,500 for each special meeting of the Trustees that he or she attends in person. The Chairperson of the Board receives an additional retainer of $160,000. The Vice Chairperson of the Board receives an additional retainer of $20,000. The Chairperson of each of the Audit Committee, Compliance Committee and Contracts, Legal & Risk Committee receives an additional $40,000 retainer. The Chairperson of each Investment Committee receives an additional $20,000 retainer.

The following table provides information regarding the compensation paid by JHVIT and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services during JHVIT’s fiscal year ended December 31, 2015.

Compensation Table

TRUSTEE	TOTAL COMPENSATION FROM JHVIT	TOTAL COMPENSATION FROM JHVIT AND THE JOHN HANCOCK FUND COMPLEX(1)
Independent Trustees
Charles L. Bardelis
Peter S. Burgess
William H. Cunningham
Grace K. Fey
Deborah C. Jackson
Theron S. Hoffman
Hassell H. McClellan
James M. Oates
Steven R. Pruchansky
Gregory A. Russo
Interested Trustees
James R. Boyle(2)
Craig Bromley
Warren A. Thomson

(1) There were approximately 228 series in the John Hancock Fund Complex as of December 31, 2015.

(2)	Mr. Boyle joined the Board effective as of March 10, 2015.

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Trustee Ownership of Funds

The table below sets forth the dollar range of the value of the shares of each fund, and the dollar range of the aggregate value of the shares of all funds in the John Hancock Fund Complex overseen by a Trustee, owned beneficially by the Trustees as of December 31, 2015. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Trustees may own shares beneficially through group annuity contracts. Exact dollar amounts of securities held are not listed in the table. Rather, the ranges are identified according to the following key:

A — $0

B — $1 up to and including $10,000

C — $10,001 up to and including $50,000

D — $50,001 up to and including $100,000

E — $100,001 or more

FUNDS*	Money Market Trust	Money Market Trust B	Entire Complex
Independent Trustees
Charles L. Bardelis
Peter S. Burgess
William H. Cunningham
Grace K. Fey
Deborah C. Jackson
Theron S. Hoffman
Hassell H. McClellan
James M. Oates
Steven R. Pruchansky
Gregory A. Russo
Independent Trustees
James R. Boyle
Craig Bromley
Warren A. Thomson

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

The Advisory Agreement

The Advisor serves as investment advisor to the funds and is responsible for the supervision of the subadvisor services to the funds pursuant to an investment management contract dated September 30, 2015, as amended (the “Advisory Agreement”). Pursuant to the Advisory Agreement, and subject to general oversight by the Board, the Advisor manages and supervises the investment operations and business affairs of the Funds. The Advisor provides the Funds with all necessary office facilities and equipment and any personnel necessary for the oversight and/or conduct of the investment operations of the Funds. The Advisor also coordinates and oversees the services provided to the Funds under other agreements, including custodial, administrative and transfer agency services. Additionally, the Advisor provides certain administrative and other non-advisory services to the Funds pursuant to a separate Service Agreement, as discussed below.

The Advisor selects, contracts with, and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of the Fund’s portfolio assets subject to oversight by the Advisor. The Advisor may elect to manage the investment and reinvestment of the assets of a Fund directly, subject to the approval of the Board. In directly managing the assets, the Advisor will have responsibilities similar to those of a subadvisor under a subadvisory agreement, which are briefly described below.

The Advisor is responsible for overseeing and implementing a Fund’s investment program and provides a variety of advisory oversight and investment research services, including: (i) monitoring Fund portfolio compositions and risk profiles; and (ii) evaluating Fund investment characteristics, such as investment strategies, and recommending to the Board potential enhancements to such characteristics. The Advisor provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes).

The Advisor has the responsibility to oversee the subadvisors and recommend to the Board: (i) the hiring, termination, and replacement of a subadvisor (in certain cases, subject to shareholder approval); and (ii) the allocation and reallocation of a Fund’s assets among multiple subadvisors, when appropriate. In this capacity, the Advisor negotiates with potential subadvisors and, once

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retained, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board. The Advisor utilizes the expertise of a team of over 165 investment professionals in manager research and oversight who provide these research and monitoring services.

The shares of each fund are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity, group annuity, and variable life insurance contracts (“variable contracts”). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the “Affiliated Insurance Companies”). Under a service agreement, the Affiliated Insurance Companies perform administrative services for the funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the funds attributable to variable contracts issued by the Affiliated Insurance Company. The Advisor may also pay an administrative fee to insurance companies that are nonaffiliated with the Advisor for performance of these administrative services.

The Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Advisory Agreement relates, except a loss of resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) were each approved by all Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that each Agreement’s continuance is approved annually both: (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees; and (ii) by a majority of the Trustees who are not parties to the Agreement, or “interested persons” of any such parties. Each of these Agreements may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of a fund and will terminate automatically if assigned.

JHVIT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the fund (including an allocable portion of the cost of the Advisor’s employees rendering such services to the funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the fund, the Advisor or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

Advisor Compensation. As compensation for its advisory services under the Advisory Agreement, the Advisor receives a fee from the funds, computed separately for each as described in the Prospectus.

From time to time, the Advisor may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Advisor retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit. Prior to October 1, 2014, the Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

For the fiscal years ended December 31, 2015, 2014, and 2013, the funds paid investment advisory fees as shown in the following table:

Fund	2015	2014	2013
Money Market Trust
Gross Fee
Waivers
Net Fee
Money Market Trust B
Gross Fee

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Waivers
Net Fee

Administrative Service Agreement

Pursuant to a Service Agreement dated June 27, 2008, the Advisor provides JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of CCO. Pursuant to the Service Agreement, the Advisor shall determine, subject to Board approval, the expenses to be reimbursed by each fund, including an overhead allocation. The payments under the Service Agreement are not intended to provide a profit to the Advisor. Instead, the Advisor provides the services under the Service Agreement because it also provides advisory services under the Advisory Agreement.

The Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Service Agreement relates, except losses resulting from willful misfeasance, bad faith or negligence by the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations under the Agreement.

The Service Agreement had an initial term of two years, and continues thereafter so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Independent Trustees. The Trust, on behalf of any or all of the funds, or the Advisor may terminate the Agreement at any time without penalty on 60 days’ written notice to the other party. The Agreement may be amended by mutual written agreement of the parties, without obtaining shareholder approval.

For the three fiscal years ended December 31, 2015, 2014, and 2013, the funds paid the Advisor the following amounts under the Service Agreement.

Fund	2015	2014	2013
Money Market Trust
Money Market Trust B

Subadvisory Agreements

Duties of the Subadvisor. Under the terms of each of the current subadvisory agreement, the subadvisor manages the investment and reinvestment of the assets of the funds, subject to the supervision of the Board and the Advisor.

The subadvisor formulates a continuous investment program for each such fund consistent with its investment objective and policies outlined in the Prospectus. The subadvisor implements such programs by purchases and sales of securities and regularly reports to the Advisor and the Board with respect to the implementation of such programs. The subadvisor, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the funds.

Subadvisory Fees. As compensation for its services, the subadvisor receives fees from the Advisor computed separately for each fund. The subadvisory fee is calculated by applying to the net assets of the fund an annual fee rate.

Affiliated Subadvisors – Potential Conflicts of Interest.

The Advisor and the following subadvisors are controlled by MFC and are affiliated: John Hancock Asset Management (North America), Declaration Management & Research LLC and John Hancock Asset Management (collectively, “Affiliated Subadvisors”).

Advisory arrangements involving Affiliated Subadvisors may present certain potential conflicts of interest. For each fund subadvised by an Affiliated Subadvisor, MFC will benefit not only from the net advisory fee retained by the Advisor but also from the subadvisory fee paid by the Advisor to the Affiliated Subadvisor. Consequently, MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisors to manage the funds; and (ii) the allocation of the assets of JHVIT’s funds of funds (the “Funds of Funds”) to other funds (“Underlying Funds”) having Affiliated Subadvisors.

In addition, MFC and its John Hancock insurance company subsidiaries may benefit from investment decisions made by Affiliated Subadvisors, including allocation decisions with respect to Funds of Funds assets. For example, Affiliated Subadvisors, by selecting more conservative investments, or by making more conservative allocations of Funds of Funds assets by increasing the percentage allocation to Underlying Funds which invest primarily in fixed-income securities or otherwise, may reduce the regulatory capital requirements which the John Hancock insurance company subsidiaries of MFC must satisfy in order to support their guarantees under

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variable annuity and insurance contracts which they issue. In all cases, however, the Advisor in recommending to the Board the appointment or continued service of Affiliated Subadvisors and the Affiliated Subadvisors in selecting investments and allocating Funds of Funds assets have a fiduciary duty to act in the best interests of the funds and their shareholders. Moreover, JHVIT’s “manager of managers” exemptive order from the SEC provides that JHVIT obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadvisor as the subadvisor to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Advisor and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Additional Information Applicable to Subadvisory Agreements

Term of Each Subadvisory Agreement. Each subadvisory agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of that fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the Agreement; or (b) all of the funds of JHVIT.

Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any subadvisory agreement, the party may continue to act as investment subadvisor with respect to such fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadvisor, or other definitive action.

Termination of the Subadvisory Agreements. A subadvisory agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the agreement, and also to the relevant fund. The following parties may terminate a subadvisory agreement:

–	the Board;

–	with respect to any fund, a majority of the outstanding voting securities of such fund;

–	the Advisor; and

–	the subadvisor.

A subadvisory agreement will automatically terminate in the event of its assignment.

Amendments to the Subadvisory Agreements. A subadvisory agreement may be amended by the parties to the agreement, provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant fund (except as noted below) and by the vote of a majority of the Independent Trustees.

The required shareholder approval of any amendment to a Subadvisory Agreement shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the amendment; or (b) all the funds of JHVIT.

As noted under “Subadvisory Arrangements and Management Biographies” in the Prospectus, an SEC order permits the Advisor, subject to approval by the Board and a majority of the Independent Trustees, to appoint a subadvisor (other than an Affiliated Subadvisor) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than with an Affiliated Subadvisor) pursuant to an agreement that is not approved by shareholders.

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OTHER SERVICES

Proxy Voting Policies

The funds’ proxy voting policies and procedures delegate to the subadvisor of each fund the responsibility to vote all proxies relating to securities held by that fund in accordance with the subadvisor’s proxy voting policies and procedures. A subadvisor has a duty to vote such proxies in the best interests of the fund and its shareholders. Complete descriptions of JHVIT’s Procedures and the proxy voting procedures of each of the fund subadvisors are set forth in Appendix II to this SAI.

It is possible that conflicts of interest could arise for a subadvisor when voting proxies. Such conflicts could arise, for example, when the subadvisor or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the fund, its Advisor or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadvisor becomes aware of a material conflict of interest, JHVIT’s Procedures generally require the subadvisor to follow any conflicts procedures that may be included in the subadvisors’ proxy voting procedures. Although conflicts procedures will vary among subadvisors, they generally include one or more of the following:

(a)	voting pursuant to the recommendation of a third party voting service;

(b)	voting pursuant to pre-determined voting guidelines; or

(c)	referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each subadvisor are set forth in its proxy voting procedures included in Appendix II. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although subadvisors have a duty to vote all proxies on behalf of the funds they subadvise, it is possible that a subadvisor may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadvisor from trading the shares in the marketplace for a period of time, the subadvisor may determine that it is not in the best interests of the fund to vote the proxies. In addition, consistent with its duty to vote proxies in the best interests of a fund’s shareholders, a subadvisor may refrain from voting one or more of the fund’s proxies if a subadvisor believes that the costs of voting such proxies may outweigh the potential benefits. For example, a subadvisor may choose not to recall securities where a subadvisor believes the costs of voting may outweigh the potential benefit of voting. A subadvisor also may choose not to recall securities that have been loaned in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge: (1) upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s website at http://www.sec.gov.

DISTRIBUTOR; RULE 12B-1 PLANS

John Hancock Distributors, LLC, an affiliate of the Advisor (the “Distributor”), located at 601 Congress Street, Boston, Massachusetts 02210, is the principal underwriter of JHVIT and distributes shares of JHVIT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHVIT.

The Board has approved Plans (the “Plans”) under Rule 12b-1 under the 1940 Act (“Rule 12b-1”) for Series I shares and Series II shares. The purpose of each Plan is to encourage the growth and retention of assets of each fund subject to a Plan.

Series I and Series II shares are subject to Rule 12b-1 fees, as described in the Prospectus.

A portion of the Rule 12b-1 fee may constitute a “service fee” as defined in Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”).

Service fees are paid to the Distributor, which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties that have agreed to provide with respect to the shares of JHVIT the kinds of services encompassed by the term “personal service and/or the maintenance of shareholder accounts” as defined in FINRA Conduct Rule 2830(d)(5).

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Each Rule 12b-1 Plan is a compensation plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

–	for any expenses relating to the distribution of the shares of the class,

–	for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

–	for the payment of “service fees” that come within FINRA Conduct Rule 2830(d)(5).

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Advisor and Distributor. However, payments may be made to non-affiliated insurance companies in the future.

The Plans authorize any payments in addition to fees described above made by a fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

The Plans may not be amended to increase materially the amount to be spent by a fund without such shareholder approval as is required by Rule 12b-1. All material amendments of a Plan must be approved in the manner described in the rule. Each Plan shall continue in effect: (i) with respect to a fund only so long as the Plan is specifically approved for that fund least annually as provided in the Rule 12b-1; and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHVIT, (b) incumbent Independent Trustees select and nominate any new Independent Trustees of JHVIT and (c) any person who acts as legal counsel for the Independent Trustees is an independent legal counsel. Each Plan may be terminated with respect to any fund at any time as provided in Rule 12b-1.

During the fiscal year ended December 31, 2015, the following amounts were paid pursuant to the Plans:

Series I Shares

FUND	SERVICE FEE PAYMENTS	DISTRIBUTION PAYMENT TO THE DISTRIBUTOR
Money Market Trust

Series II Shares

FUND	SERVICE FEE PAYMENTS	DISTRIBUTION PAYMENT TO THE DISTRIBUTOR
Money Market Trust

PORTFOLIO BROKERAGE

Pursuant to the subadvisory agreements, the subadvisors are responsible for placing all orders for the purchase and sale of portfolio securities of the funds. The subadvisors have no formula for the distribution of fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisors will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

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Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisors will give consideration to a number of factors, including:

–	price, dealer spread or commission, if any;

–	the reliability, integrity and financial condition of the broker-dealer;

–	size of the transaction;

–	difficulty of execution;

–	brokerage and research services provided; and

–	confidentiality and anonymity.

Consideration of these factors by a subadvisor, either in terms of a particular transaction or the subadvisor’s overall responsibilities with respect to a fund and any other accounts managed by the subadvisor, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Regular Broker-Dealers. The table below presents information regarding the securities of the funds’ regular broker-dealers (or the parent of the regular broker-dealers) that were held by the funds as of the close of the fiscal year ended December 31, 2015.

[TO BE ADDED BY AMENDMENT]

Soft Dollar Considerations. In selecting brokers and dealers, the subadvisors may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadvisor. In placing a purchase or sale order, a subadvisor may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadvisor determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadvisor’s overall responsibilities with respect to the fund and any other accounts managed by the subadvisor. In addition to statistical, quotation, brokerage or valuation services, a subadvisor may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadvisor will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadvisor. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadvisor executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

Subadvisors also may receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadvisor in advising several of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a subadvisor and its affiliates receive such services.

As noted above, a subadvisor may purchase new issues of securities for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadvisor with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other subadvisor clients, and the subadvisor without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Exchange Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

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Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

–	the value of securities;

–	the advisability of purchasing or selling securities;

–	the availability of securities or purchasers or sellers of securities; and

–	analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) fund strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadvisor by or through a broker.

To the extent research services are used by a subadvisor, such services would tend to reduce such party’s expenses. However, the subadvisors do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisors from brokers or dealers executing transactions for the funds, which may not be used in connection with a fund, will also be available for the benefit of other funds and accounts managed by the subadvisors.

Commission Recapture Program. The Board has approved each fund’s participation in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a fund. It provides a way to gain control over the commission expenses incurred by a subadvisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. From time to time, the Board reviews whether participation in the recapture program is in the best interests of the funds.

Allocation of Trades by the Subadvisors. The subadvisors manage a number of accounts other than the funds. Although investment determinations for the funds will be made by the subadvisors independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the subadvisors also may be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the subadvisors may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisors to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the fund believes that their participation in such transactions on balance will produce better overall results for the fund.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size (a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to receive a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtainable for it. On the other hand, to the extent permitted by law, a subadvisor may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other clients that it manages in order to obtain best execution.

Affiliated Underwriting Transactions by the Subadvisors. JHVIT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisor participates. These procedures prohibit a fund from directly or indirectly benefiting a subadvisor affiliate in connection with such

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underwritings. In addition, for underwritings where a subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.

Affiliated Brokerage. Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, a fund may execute portfolio transactions with or through brokers affiliated with the Advisor or subadvisor (“Affiliated Brokers”). Affiliated Brokers may act as broker for the funds on exchange transactions, subject, however, to the general policy set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those that the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the fund would have to pay a commission rate less favorable than the Affiliated Broker’s contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the fund, as determined by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the fund, the Advisor, the subadvisor or the Affiliated Broker. Because the Advisor or subadvisor that is affiliated with the Affiliated Broker has, as an investment advisor to the funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Advisor’s indirect parent, Manulife, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (“Signator”). The Advisor’s indirect parent, Manulife, is the parent of another broker-dealer, John Hancock Distributors, LLC (“JH Distributors”). Each of Signator and JH Distributors is considered an Affiliated Broker.

Brokerage Commission Paid. For the years ended December 31, 2015, 2014, and 2013, the funds paid brokerage commissions in connection with portfolio transactions as follows:

Fund	Total Commissions Paid for Fiscal Year Ended 31-Dec-15	Total Commissions Paid for Fiscal Year Ended 31-Dec-14	Total Commissions Paid for Fiscal Year Ended 31-Dec-13
Money Market Trust
Money Market Trust B

REDEMPTION OF SHARES

JHVIT will redeem all full and fractional fund shares for cash at the NAV per share of each fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

–	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

–	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

–	the SEC by order so permits for the protection of security holders of JHVIT.

Special Redemptions. Although it would not normally do so, a fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, in accordance with policies and procedures approved by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.

JHVIT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The

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Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:

–	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

–	the distributed securities are valued in the same manner as they are in computing the fund’s NAV;

–	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

–	the Trustees of JHVIT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.

NET ASSET VALUE

The NAV for each class of the Funds is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time) by dividing the class’s net assets by the number of its shares outstanding.

The funds’ portfolio securities are valued at their amortized cost. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes an amortization that would produce a constant yield to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Board of Trustees has established procedures for and directed the advisor to monitor the differences between the NAVs calculated based on amortized cost and market value no less frequently than daily, and to report to the Board of Trustees such differences. If a difference of more than 0.50 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees may take steps necessary to reduce such deviation if it believes that such deviation will result in material dilution or any unfair results to investors or existing shareholders.

The following is a discussion of the procedures followed by the funds for calculating the market value of their securities. Equity securities traded principally in foreign markets are valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which a fund’s NAV is not calculated. Consequently, a fund’s portfolio securities may trade and the NAV of the fund’s redeemable securities may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Portfolio securities are valued by various methods that are generally described below. Most equity securities that are traded on a stock exchange are valued at the last sale price as of the close of the relevant exchange or, lacking any sales that day, at the last available bid prices. Certain exceptions exist; for example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor or from broker-dealers. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate provided by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are generally valued at the settlement price. Certain futures contracts may be valued using last traded prices.

Shares of other open-end investment companies that are not ETFs held by the Funds are valued based on the NAVs of such other investment companies.

In certain instances, the Trusts’ Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and accordingly may determine in good faith the fair value of the asset in accordance with the procedures adopted by the Board. Any such fair value may differ from the reported valuation.

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Rule 2a-7

Each fund seeks to maintain a constant net asset value (“NAV”) of $1.00 per share.

Each fund operates as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act and is managed in the following manner:

•	under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

o	U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

•	the fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

•	the fund invests only in U.S. dollar-denominated securities;

•	the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

•	the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

•	the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

•	as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the Board may elect to impose such fees or gates in the future.

Each fund is permitted to purchase only securities that at the time of purchase are “eligible securities,” as defined by Rule 2a-7. Government Securities and securities issued by a registered investment company that is a money market fund are, by definition, eligible securities. All other securities are eligible securities only if they are determined to present minimal credit risk to the fund as determined by the subadvisor pursuant to Rule 2a-7.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each fund’s constant NAV per share as computed for the purpose of sales and redemptions. The procedures direct the Advisor to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $1.00. The procedures also direct the Advisor to determine NAV based upon available market quotations (“Shadow Pricing”), pursuant to which each fund shall value daily (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the subadvisor will provide determinations, in accordance with procedures and methods established by the Trustees of JHVIT, of the fair value of securities held by a fund.

In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in NAV, the Advisor shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from a fund’s amortized cost NAV may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:

•	redeeming shares in kind;

•	selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a fund;

•	withholding or reducing dividends;

•	utilizing an NAV based on available market quotations; or

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•	investing all cash in instruments with a maturity on the next business day.

A fund also may reduce the number of its shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the fund’s constant NAV per share. Any such redemption will be treated as a negative dividend for purposes of the net investment factor under the contracts issued by John Hancock New York and John Hancock USA.

Each fund intends to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the fund’s obligations under Section 22(e) of the 1940 Act and any commitments the fund has made to shareholders. A fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. In addition, each fund will hold sufficiently liquid securities to meet the following daily and weekly standards: (a) the fund will not acquire any security other than cash, direct obligations of the U.S. Government, or securities convertible to cash within one business day (“Daily Liquid Assets”) if, immediately after the acquisition, the fund would have invested less than 10% of its total assets in Daily Liquid Assets; and (b) the fund will not acquire any security other than cash, certain U.S. Government securities, or securities convertible to cash within five business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the fund would have invested less than 30% of its total assets in Weekly Liquid Assets.

Each fund has developed policies and procedures reasonably designed to consider factors that could affect the fund’s liquidity needs, including characteristics of the fund’s investors and their likely redemptions, and assure that appropriate efforts are undertaken to identify risk characteristics of shareholders.

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings, to protect the interests of the shareholders of the funds and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Advisor, or the interests of the funds’ subadvisors, principal underwriter or affiliated persons of the Advisor, subadvisors or principal underwriter. The Trust’s general policy with respect to the release of a fund’s portfolio holdings to persons who are not affiliated persons of the Advisor is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Trust applies its policy uniformly to all potential recipients of such information, including individual and institutional investors, intermediaries, affiliated persons of the Advisor, and to all third party service providers and rating agencies.

Portfolio holdings information for a fund that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. A fund’s material nonpublic holdings information may be provided to non-affiliated persons as part of the investment activities of the fund to: entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Fitch, Morningstar and Lipper, Vestik (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over the Trust and its affiliates; and institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can be approved only by the Trust’s Chief Compliance Officer (“CCO”) or the CCO’s duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

As of the date of this SAI, the entities that may receive information described in the preceding paragraph are as presented in the table below. If not otherwise noted, portfolio holdings information is provided as frequently as daily with a one-day lag.

[To be updated by Amendment]

[Abel/Noser Corp. (trade execution)	Institutional Shareholder Services (ISS) (class actions, proxy voting)
Advent Software (reconciliation)	Interactive Data (pricing)
Barclays Capital (analytics)	Investment Technology (analytics)
Bloomberg (analytics, compliance, order management, pricing, research reports, trade order management)	ITG Solutions (analytics, trade execution analysis)
BNP Paribus (leverage provider, pledging)	Lipper (ratings / surveys)
BNY Mellon (fund administration, middle office functions)	Manulife (credit review)

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Brown Brothers Harriman (back office functions, reconciliation, securities lending)	Markit (back office functions)
Capital Institutional Services (CAPIS) (commission recapture, rebalancing strategy, transition services)	Morningstar (ratings / surveys)
Charles River Systems (trading system)	MSCI Barra (performance)
Citicorp Global Transactions Services (middle office functions)	NASDAQ (navs)
Cogent Consulting (consulting)	Northern Trust (back office functions, data storage)
Confluence Technologies (consulting)	OMGEO LLC (software vendor)
Cortland Capital Market Services LLC (senior loan servicing)	PricewaterhouseCoopers (audit services)
Deutsche Bank (securities lending)	Proxy Edge (proxy voting)
EDM Americas (data storage)	Risk Metrics (class actions, proxy voting)
Electra Information Systems (reconciliation)	RR Donnelley (printing)
Elkins McSherry (trade execution analysis)	SEI Investments (back office functions, middle office functions)
Ernst & Young (passive foreign income company (PFIC))	SimCorp (portfolio accounting)
Evare (analytics, data gathering, reconciliation)	SJ Levinson (proxy voting)
Factset (analytics, data gathering, performance, research reports, systems support)	SS&C Technologies (accounting, analytics, data gathering, reconciliation)
Failstation (matched/unmatched trades reporting)	Star Compliance (code of ethics monitoring)
Fidessa LatentZero Inc. (pre-trade compliance monitoring, post-trade compliance monitoring)	State Street Investment Management Solutions (back office functions)
Financial Tracking (compliance)	Style Research (performance, risk analysis, style analysis)
GainsKeeper (tax reporting, wash sale & REIT data)	SunGard (accounting, insider trading monitoring, securities lending)
GCOM/BOWNE (financial reporting)	Swift (accounting messages, custody messages, trade messaging)
Glass Lewis (proxy voting)	TCS of America (systems support)
Global Trading Analytics (trade execution analysis)	Thomson Reuters Vestek (analytics)
Goldman Sachs (securities lending)	Trade Informatics (trade cost analysis)]
IDS GmbH (analysis & reporting services)

The CCO is required to pre-approve any other disclosure of nonpublic information regarding a fund’s portfolio holdings to any affiliated persons of the Trust. The CCO will use the same three considerations stated above before approving disclosure of a fund’s nonpublic information to affiliated persons.

The CCO shall report to the Board whenever additional disclosures of a fund’s portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO shall then provide annually a report to the Board reviewing the operation of the policy and any material changes recommended as a result of such review.

When the CCO believes that the disclosure of the funds’ nonpublic information to an unaffiliated person presents a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the Trust, the CCO shall refer the potential conflict to the Board. The Board shall then permit such disclosure of the funds’ nonpublic information only if in its reasonable business judgment it concludes that such disclosure will be in the best interests of the Trust’s shareholders.

The receipt of compensation by the funds, the Advisor, a subadvisor or an affiliate as consideration for disclosing the funds’ nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.

Registered investment companies and separate accounts that are advised or subadvised by a fund’s subadvisors may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of a fund. Neither such registered investment companies and separate accounts nor the fund’s subadvisors are subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. A fund’s subadvisors may not, and the Trust’s Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.

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In addition, the Advisor or the fund’s subadvisors may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadvisor that is not affiliated with the Advisor and a wrap account sponsor. Finally, the Advisor or a fund’s subadvisors may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.

The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed above, and is not deemed to be the disclosure of a fund’s nonpublic portfolio holdings information.

As a result of a fund’s inability to control the disclosure of information as noted above, there can be no guarantee that this information would not be used in a way that adversely impacts a fund.  Nonetheless, a fund has oversight processes in place to attempt to minimize this risk.

In addition, the Advisor or the fund’s subadvisors may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadvisor that is not affiliated with the Advisor and a wrap account sponsor. Finally, the Advisor or a fund’s subadvisors may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.

The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed.

JHVIT Portfolio Holdings Currently Posted on Websites. The ten largest holdings of each fund that is offered through a variable insurance product will be posted to the website listed below no earlier than 15 days after each calendar quarter end. These holdings will remain on the websites until the date JHVIT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHVIT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.

JHVIT Portfolio Holdings Websites:

http://jh1.jhlifeinsurance.com/JHPortal/channel/0,2446,2072859_2079697,00.html (for John Hancock variable life products)

http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21 (for John Hancock variable annuity products)

Portfolio Holdings Posted on a Website. Portfolio information for each fund is posted monthly on the website below. Information that is current as of the last business day of a month is posted no later than the fifth business day of the following month and will remain on the website for at least six months. Such information includes complete portfolio holdings by investment category as well as the overall dollar-weighted average maturity and dollar weighted average life of the portfolio. Each fund reports more detailed portfolio holdings information to the SEC monthly on Form N-MFP. This information is made publicly available 60 days after the end of the month to which it pertains. In addition, each Business Day, each fund updates it website listed below to show for the preceding six months: the percentage of each fund’s total assets invested in Daily Liquid Assets and Weekly Liquid Assets; net inflows or outflows; and a schedule, chart, graph, or other depiction showing the fund’s NAV, calculated based on current market factors before applying the amortized cost, rounded to the fourth decimal place.

Portfolio Holdings Website:

www.johnhancock.com/moneymarket/va.html

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SHAREHOLDERS OF JHVIT

JHVIT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies both those affiliated with MFC, the ultimate controlling parent of the Advisor, and those that are not affiliated with MFC.

Control Persons. As of [March 31, 2016], no one was considered a control person of any of the funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. As of [March 31, 2016], shares of JHVIT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and John Hancock Life Insurance Company of New York (“JHLICO New York”), (collectively, the “ John Hancock Insurance Companies”), by other insurance companies not affiliated with MFC (“Nonaffiliated Insurance Companies”) and the Funds of Funds. John Hancock Insurance Companies and Nonaffiliated Insurance Companies are collectively referred to as “Insurance Companies.”

The Insurance Companies hold shares principally in their separate accounts. They also may hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund.

Shareholders. As of [March 31, 2016], JHVIT Shareholders are as follows:

–	the Insurance Companies. (Each Insurance Company that is a shareholder of JHVIT holds of record in its separate accounts JHVIT shares attributable to variable contracts)

JHVIT may be used for other purposes in the future. JHVIT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHVIT.

Entities Eligible to Be Shareholders of JHVIT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHVIT may be purchased only by the following eligible shareholders:

–	separate accounts of the Insurance Companies and other insurance companies;

–	the Insurance Companies and certain of their affiliates; and

–	any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies and JHVIT. The Insurance Companies have the right to vote upon matters that may be voted upon at any JHVIT Shareholders’ meeting. These companies will vote all shares of the funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting.

Mixed and Shared Funding. Shares of JHVIT may be sold to JHVIT Shareholders described above. JHVIT currently does not foresee any disadvantages to any JHVIT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHVIT Shareholder from investing in JHVIT or a particular fund.

Principal Holders. The following sets forth the principal holders of the shares of each fund. Principal holders are those who own of record or are known by JHVIT to own beneficially 5% or more of a series of a fund’s outstanding shares.

As of [March 31, 2016], the John Hancock Insurance Companies owned of record all of the outstanding Series I, II and III shares of the JHVIT funds.

As of [March 31, 2016], the Insurance Companies owned of record all of the outstanding NAV shares of the JHVIT funds.

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Trustees and officers of JHVIT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of each fund.

HISTORY OF JHVIT

JHVIT Name Change. From January 1, 2005 to May 2, 2011, the name of JHVIT was John Hancock Trust. From October 1, 1997 to January 1, 2005, the name of JHVIT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHVIT was NASL Series Trust.

ORGANIZATION OF JHVIT

Organization of JHVIT. JHVIT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (“NASL”), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHVIT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL’s separate portfolios were assumed by the corresponding fund.

Classification. JHVIT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.

Powers of the Trustees of JHVIT. Under Massachusetts law and JHVIT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHVIT is the responsibility of its Trustees.

The Declaration of Trust authorizes the Trustees of JHVIT without shareholder approval to do the following:

–	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

–	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

–	Issue additional series of shares or separate classes of existing series of shares;

–	Approve fund mergers, to the extent consistent with applicable laws;

–	Designate a class of shares of a fund as a separate fund;

–	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

–	Designate a class of shares of a series as a separate series.

Shares of JHVIT. The shares of each fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that fund. Holders of shares of any fund are entitled to redeem their shares as set forth under “Redemption of Shares.”

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of such fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular fund will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more funds will also be allocated among the funds in the manner determined by the Trustees.

Shareholder Voting. Shareholders of each fund are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular fund are entitled to vote on matters determined by the Trustees to affect only the interests of that fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHVIT may not be binding on a fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of

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Trustees. Holders of not less than two-thirds of the outstanding shares of JHVIT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHVIT do not have cumulative voting rights, which means that the holders of more than 50% of JHVIT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

Shareholder Liability. Under Massachusetts law, shareholders of JHVIT could, under certain circumstances, be held personally liable for the obligations of JHVIT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHVIT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHVIT. The Declaration of Trust also provides for indemnification out of the property of a JHVIT fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHVIT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHVIT and satisfy any judgment thereon, but only out of the property of the affected fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular fund would be unable to meet its obligations.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.

Since the funds’ shareholders are principally: (i) life insurance companies whose separate accounts invest in the funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.

JHVIT believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, a fund will not be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least the sum of 90% of its net investment income and 90% of its net tax-exempt interest income for such taxable year.

A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98.2% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.

To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.

A “qualified publicly traded partnership” is a publicly traded partnership that satisfies certain qualifying income requirements of Code Section 7704. All of the income received by a fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company income distribution requirements and would be taken into account for purposes of the 4% excise tax.

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Under an IRS revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which certain funds invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although the IRS has ruled privately that certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected. Also, the IRS has suspended its practice of issuing private rulings with respect to commodity-linked notes.

To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

If a fund failed to meet the annual gross income test described above, the fund would nevertheless be considered to have satisfied the test if (i) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the fund reported the failure pursuant to Treasury Regulations to be adopted, and (ii) the fund pays an excise tax equal to the excess non-qualifying income. If a fund failed to meet the asset diversification test described above with respect to any quarter, the fund would nevertheless be considered to have satisfied the requirements for such quarter if the fund cured such failure within 6 months and either (i) such failure was de minimis or (ii) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the fund reports the failure under Treasury Regulations to be adopted and pays an excise tax.

If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates for an individual shareholder who satisfies certain holding period requirements with respect to his or her shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Advisor and the subadvisors and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.

Because JHVIT complies with the ownership restrictions of U.S. Treasury Regulations Section 1.817-5(f), IRS Revenue Ruling (“Rev. Rul.”) 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHVIT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests for purposes of separate account diversification requirements, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.

Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other

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Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a fund failed to qualify as a regulated investment company: (i) owners of contracts based on the fund would be treated as owning contracts based solely on shares of the fund (rather than on their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral; and (ii) the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Advisor and the subadvisors and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisors might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

FINANCIAL STATEMENTS

The financial statements of JHVIT at December 31, 2015, as they relate to the funds described in this SAI, are incorporated herein by reference from JHVIT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.

LEGAL AND REGULATORY MATTERS

There are no legal proceedings to which the Trusts, the investment advisor or the principal underwriter is a party that are likely to have a material adverse effect on the Funds or the ability of either the investment advisor or the principal underwriter to perform its contract with the funds.

43

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of JHVIT for the fiscal year ended December 31, 2015, as they relate to the funds described in this SAI, including the related financial highlights that appear in the Prospectus, have been audited by ___, independent registered public accounting firm, as stated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. ___ has offices at ___.

CUSTODIAN

State Street Bank and Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. The funds also may use special purpose custodian banks from time to time for certain assets. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODE OF ETHICS

JHVIT, the Advisor, the Distributor and each subadvisor have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHVIT.

MANAGEMENT OF OTHER FUNDS BY THE ADVISOR/SUBADVISOR

The funds of JHVIT described this SAI are not retail mutual funds and are only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Advisor or subadvisors may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any fund’s investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadvisor. Past performance is no guarantee of future results.

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APPENDIX I

DESCRIPTION OF BOND RATINGS

DESCRIPTIONS OF CREDIT RATING SYMBOLS AND DEFINITIONS

The ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) represent their respective opinions as of the date they are expressed and not statements of fact as to the quality of various long-term and short-term debt instruments they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Ratings do not constitute recommendations to buy, sell, or hold any security, nor do they comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security.

MOODY’S LONG-TERM OBLIGATION RATINGS

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:  Obligations rated ‘Aaa’ are judged to be of the highest quality, with minimal credit risk.

Aa:  Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A:  Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Baa:  Obligations rated ‘Baa’ are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:  Obligations rated ‘Ba’ are judged to have speculative elements are subject to substantial credit risk.

B:  Obligations rated ‘B’ are considered speculative elements and are subject to high credit risk.

Caa:  Obligations rated ‘Caa’ are judged to be of poor standing and are subject to very high credit risk.

Ca:  Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Addition of a Modifier 1, 2 or 3: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P’S LONG-TERM ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). They are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

A-1

AAA:  An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  The ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.

D:  An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due, unless S&P believes that such payments will be made within the shorter of the stated grace period but not longer than five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

Note:  Addition of a Plus (+) or minus (-) sign: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

A-2

FITCH CREDIT RATING SCALES

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

NR:  A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising a capital structure.

Investment Grade

AAA:  Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:  Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:  High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in adverse business or economic conditions than is the case for higher ratings.

BBB:  Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB:  Speculative.

•	‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B:  Highly speculative.

•	For issuers and performing obligations, ‘B’ ratings indicate that material credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC:  Substantial credit risk.

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

A-3

CC:  Very high levels of credit risk.

•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).

C:  Exceptionally high levels of credit risk.

•	For issuers and performing obligations, default is imminent, or inevitable, or is at a standstill.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD:  Restricted default.

o	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D:  Default.

o	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
-	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
-	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an issuer/obligor; or
-	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distresses debt exchange.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ,’B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘C’ category.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note:  Addition of a Plus (+) or minus (-) sign: Fitch ratings may be appended by the addition of a plus (+) or minus (-) sign to denote relative status within major rating categories.

A-4

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MOODY’S SHORT-TERM OBLIGATION RATINGS

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:  Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:  Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:  Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P’S SHORT-TERM OBLIGATION RATINGS

S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual-rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium term notes are assigned long-term ratings. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is very strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:    A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:    A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

A-5

D:  A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings - S&P assigns “dual” rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U. S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

FITCH SHORT-TERM ISSUER OR OBLIGATION RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1:  Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added plus sign (“+”) to denote any exceptionally strong credit feature.

F2:  Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3:  Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B:  Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:  High short-term default risk.

Default is a real possibility

RD:  Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:  Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-6

TAX-EXEMPT NOTE RATINGS

MOODY’S U.S. MUNICIPAL SHORT-TERM DEBT RATINGS

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels ‘MIG 1’ through ‘MIG 3’. In addition, those short-term obligations that are of speculative quality are designated ‘SG’, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1:  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2:  This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3:  This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG:  This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P’S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1:  Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:  Speculative capacity to pay principal and interest.

FITCH:  see FITCH CREDIT RATINGS SCALES or FITCH SHORT-TERM ISSUER OR OBLIGATIONS RATINGS above.

A-7

APPENDIX II

Proxy Voting Policy

Background

Manulife Asset Management (“MAM” or the “Firm”)* represents investment advisors registered in certain countries as appropriate to support the broader Manulife Asset Management discretionary advisory business.

Applicable rules may require an investment advisor to (i) adopt proxy policies reasonably designed to seek to ensure that the advisor votes proxies in the best interests of its clients, including addressing material conflicts of interest; (ii) disclose to clients information about its proxy policies; and (iii) maintain certain records relating to proxy voting. These requirements are designed to minimize conflicts of interest and to seek to ensure greater transparency in the voting of proxies.

MAM has adopted a proxy voting policy and procedures to seek to ensure that proxies are voted in the best interests of its’ clients and that its proxy voting activities adhere to the requirements of all applicable rules and general fiduciary principles. Where MAM is granted and accepts responsibility for voting proxies for client accounts, it will take reasonable steps to seek to ensure that proxies are received and voted in the best interest of the client with a view to enhance the value of the shares of equity securities held in client accounts.

MAM has contracted with the RiskMetrics Group (RiskMetrics), an independent third party service provider, to vote clients’ proxies. The Firm has adopted RiskMetrics proxy voting recommendations and established corresponding Firm Proxy Voting guidelines. Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time. Except in instances where a MAM’s client retains voting authority, MAM will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.

MAM has engaged RiskMetrics as its proxy voting agent to:

1.	research and make voting recommendations or, for matters for which Manulife Asset Management has so delegated, to make the voting determinations;

2.	ensure that proxies are voted and submitted in a timely manner;

3.	handle other administrative functions of proxy voting;

4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

5.	maintain records of votes cast; and

6.	provide recommendations with respect to proxy voting matters in general.

* Refer to Appendix of Affiliated MAM entities that have adopted this policy

1

Policy Administration, Oversight and Governance

MAM’s Proxy Operations group is responsible for administering and implementing the Proxy Voting Policy, including the proper oversight of RiskMetrics and any other service providers hired by the Firm to assist it in the proxy voting process.

Proxy Operations are responsible for administering the proxy voting process, including:

1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines;

2.	Coordinating and overseeing the proxy voting process performed by RiskMetrics; and

3.	Providing periodic reports to the Senior Investment Policy Committee (SIPC), Brokerage Practices Committee (BPC), the Chief Compliance Officer, Advisory Clients or any other persons/committee as deemed appropriate.

Proper oversight of the vendor will include periodic due diligence of the vendor including its’ industry reputation, risk, compliance and technology infrastructure and the vendor’s ability to meet the Firm’s requirements relative to reporting and other service requirements.

All proxies received on behalf of Clients are forwarded to RiskMetrics. Any MAM employee that receives a client’s proxy statement should therefore notify Proxy Operations and arrange for immediate delivery to RiskMetrics.

In addition to voting proxies, MAM:

1.	describes its proxy voting procedures to its clients in the relevant or required disclosure document;

2.	provides clients with a copy of the Proxy Voting Policy, upon request;

3.	discloses to its clients how they may obtain information on how MAM voted the client’s proxies;

4.	generally applies its Proxy Voting Policy consistently;

5.	documents the reason(s) for voting for all non- routine items; and

6.	keeps records of such proxy voting through RiskMetrics available for inspection by the Client or governmental agencies.

Oversight and Governance

Oversight of the proxy voting process is the responsibility of the Firm’s Brokerage Practices Committee (“BPC”) which reports up to the Firm’s Senior Investment Policy Committee (“SIPC”). However the SIPC is responsible for reviewing and approving amendments to the Proxy Voting Policy. The BPC or its’ designee should be provided a periodic evaluation of vendor due diligence and service activity including a summary of vendor proxy voting activity on behalf the Firm’s clients. Reporting should include trends relative to non-routine items, conflict of interest situations, voting outside of Proxy guidelines and the rationale and other material matters.

2

On a quarterly basis, Proxy Operations should provide the BPC with summary of instances where MAM has (i) voted proxies in a manner inconsistent with the recommendation of RiskMetrics, and (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in the Conflicts section.

Material proxy voting issues identified by the Proxy Operations group are to be escalated to the Firm’s Chief Compliance Officer. As appropriate, the BPC (or their designee) will be informed of material matters and related actions taken by the responsible parties.

The Chief Compliance Officer makes an annual risk- based assessment of the Firm’s compliance program, which may include proxy voting activities, and may conduct a review of the Procedures to determine that such Procedures are reasonably designed to achieve their purpose. The Chief Compliance Officer makes periodic reports to MAM SIPC that includes a summary of issues identified in the review of activities as part of the compliance program.

General Principles

Scope

This Policy permits Clients to:

1.	delegate to MAM the responsibility and authority to vote proxies on their behalf according to MAM’s Proxy Voting Policy and guidelines; or

2.	delegate to MAM the responsibility and authority to vote proxies on their behalf according to the particular Client’s own proxy voting policies and guidelines, subject to acceptance by the Firm, as mutually agreed upon between the Firm and the Client.

MAM seeks to vote proxies in the best economic interests of all of its Clients for whom the Firm has proxy voting authority and responsibilities. In the ordinary course, this entails voting proxies in a manner which the Firm believes will maximize the economic value of client security holdings.

The Firm believes that its Proxy Voting Policy is reasonably designed to ensure that proxy matters are conducted in the best interest of Clients, and in accordance with MAM’s fiduciary duties and applicable rules.

General Standards on Voting

The following are examples of general standards the Firm has established relative to its’ proxy voting obligations:

MAM does not engage in the practice of “empty voting” ( a term embracing a variety of factual circumstances that result in a partial or total separation of the right to vote at a shareholders meeting from beneficial ownership of the shares on the meeting date). MAM prohibits investment managers from creating large hedge positions solely to gain the vote while avoiding economic exposure to the market. MAM will not knowingly vote borrowed shares (for example, shares borrowed for short sales and hedging transactions) that the lender of the shares is also voting.

3

•	MAM reviews various criteria to determine whether the costs associated with voting the proxy exceed the expected benefit to Clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, the Firm may refrain from voting a proxy on behalf of the Clients’ accounts.

•	Except as otherwise required by law, MAM has a general policy of not disclosing to any issuer or third-party how MAM or its voting delegate voted a Client’s proxy.

•	MAM endeavors to show sensitivity to local market practices when voting proxies of non-domestic issuers. MAM votes in all markets where it is feasible to do so.

•	MAM may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the Firm’s ability to vote such a proxy. These issues may include, but are not limited to:

1.	proxy statements and ballots being written in a foreign language;

2.	underlying securities have been lent out pursuant to a Client’s securities lending program;

3.	untimely notice of a shareholder meeting;

4.	requirements to vote proxies in person;

5.	restrictions on foreigner’s ability to exercise votes;

6.	restrictions on the sale of securities for a period of time in proximity to the shareholder meeting (“share blocking and re-registration”);

7.	requirements to provide local agents with power of attorney to facilitate the voting instructions (such proxies are voted on a best-efforts basis); or

8.	inability of a Client’s custodian to forward and process proxies electronically.

•	From time to time, proxy votes will be solicited which involve special circumstances and require additional research and discussion or (ii) are not directly addressed by RiskMetrics. These proxies are identified through a number of methods, including, but not limited to, notification from RiskMetrics, concerns of clients, concerns raised by the Firm’s investment professionals and questions from consultants.

•	In such instances of special circumstances or issues not directly addressed by RiskMetrics, a sub-committee of the BPC (“Proxy Committee”) will be consulted for a determination of the proxy vote. The Proxy Committee comprises of no fewer than three members of the BPC. Although the Firm anticipates that such instances will be rare, The Proxy Committee’s first determination is whether there is a material conflict of interest between the interests of a Client and those of MAM. If the Proxy Committee determines that there is a material conflict, the process detailed under “Conflicts of Interest” below is followed. If there is no material conflict, the Proxy Committee examines each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of Clients. At this point, the Proxy Committee will make a voting decision based on maximizing the economic value of all portfolios’ holdings for the issuer in question.

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•	There may be circumstances under which a portfolio manager or other MAM investment professional (“Manulife Asset Management Investment Professional”) believes that it is in the best interest of a Client or Clients to vote proxies in a manner inconsistent with the recommendation of RiskMetrics. In such an event, as feasible, the Manulife Asset Management Investment Professional shall inform the Proxy Operations group of his or her decision to vote such proxy in a manner inconsistent with the recommendation of RiskMetrics and the rationale for such decision. Proxy Operations will report to the BPC no less than quarterly any instance where a Manulife Asset Management Investment Professional has decided to vote a proxy on behalf of a Client in such a manner.

Conflicts of Interest

From time to time, proxy voting proposals may raise conflicts between the interests of the Firm’s clients and the interests of the Firm and its affiliates or employees. For example, MAM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when MAM or its affiliates has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship. More specifically, if MAM is aware that one of the following conditions exists with respect to a proxy, MAM shall consider such event a potential material conflict of interest:

1.	MAM has a business relationship or potential relationship with the issuer;

2.	MAM has a business relationship with the proponent of the proxy proposal; or

3.	MAM members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

MAM’s goal in addressing any such potential conflict is to ensure that proxy votes are cast in the advisory clients’ best interests and are not affected by MAM’s potential conflict. In those instances, there are a number of courses MAM may take. The final decision as to which course to follow shall be made by the BPC or its designee.

In the event of a potential material conflict of interest, the BPC or its designee will either (i) vote such proxy according to the specific recommendation of RiskMetrics; (ii) abstain; or (iii) request that the Client vote such proxy. All such instances shall be reported to the BPC and the Chief Compliance Officer at least quarterly.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the RiskMetrics’ enumerated recommendations, or is of such a nature that the BPC believes more active involvement is necessary, the BPC shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of the Client, shall be formalized in writing as a part of the minutes of the BPC.

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Recordkeeping

In accordance with applicable law, MAM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in MAM’s office:

•	the MAM Proxy Voting Policy and any additional procedures created pursuant to that policy;

•	a copy of each proxy statement MAM receives regarding securities held by Clients (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

•	a record of each vote cast by MAM (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so) on behalf of Clients;

•	a copy of any document created by MAM that was material in making its voting decision or that memorializes the basis for such decision; and

•	a copy of each written request from a client, and response to the client, for information on how MAM clients’ proxies were voted.

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Appendix of Affiliated MAM Entities
Declaration Management & Research LLC
Manulife Asset Management (US) LLC
Manulife Asset Management (North America) Limited
Manulife Asset Management Limited+
Manulife Asset Management (Europe) Limited

+Investment management business only.

Policy Edition: June 2014

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PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust dated September 29, 1988 – previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(2)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust – previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(3)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts – previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(4)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust – previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(5)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust – previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(6)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust – previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(7)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust – previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(8)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust – previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(9)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust – previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(10)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust – previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(11)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust – previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(12)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust – previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(13)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust – previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

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(a)(14)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts – previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(15)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust – previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(16)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust – previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

(a)(17)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust – previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

(a)(18)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust – previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(19)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts – previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(20)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts – previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(21)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust – previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(22)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts – previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(23)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust – previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(24)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust – previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(25)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts – previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(a)(26)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust – previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(27)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts – previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(28)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest – previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(29)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest – previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(30)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust – previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(31)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust – previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(32)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts – previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(33)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust – previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(34)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust – previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(35)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest – previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(36)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust – previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(a)(37)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies - America – previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(38)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts – previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(39)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust – previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(40)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust – previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(41)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest – previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(42)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts – previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(43)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 – previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(44)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 – previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(45)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest – previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(46)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts – previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(47)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies- America Trusts – previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(48)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts – previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(a)(49)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust – previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(50)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts – previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(51)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust – previously filed as exhibit (a) (43) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(52)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust – previously filed as exhibit (a) (40) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(53)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts – previously filed as exhibit (a) (42) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(54)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust – previously filed as exhibit (a) (41) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(55)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B – previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(56)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts – previously filed as exhibit (a) (45) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(57)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust – previously filed as exhibit (a) (46) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(58)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts – previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(59)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust – previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(60)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust – previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(a)(61)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust – previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(62)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios – previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(63)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust – previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(64)	Termination of Series of Shares dated May, 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust – previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(65)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust – previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(66)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust – previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(67)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust – previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(68)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 29, 1988 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Bond PS Series and Strategic Allocation Trust – previously filed as exhibit (a)(68) to post-effective amendment no. 93 on February 10, 2011, accession number 0000950123-11-011585.

(a)(69)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to Strategic Equity Allocation Trust – previously filed as exhibit (a)(69) to post-effective amendment no. 100 on April 25, 2012, accession number 0000950123-12-006547.

(a)(70)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B – previously filed as exhibit (a)(70) to post-effective amendment no. 102 on June 28, 2012, accession number 0000950123-12-009605.

(a)(71)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to Lifestyle Aggressive PS Series – previously filed as exhibit (a)(71) to post-effective amendment no. 106 on July 12, 2013, accession number 0001133228-13-002911.

(a)(72)	Termination of Series of Shares dated June 28, 2013 relating to American Global Small Capitalization Trust and American High-Income Bond Trust – previously filed as exhibit (a)(73) on February 11, 2014, accession number 0001133228-14-000682.

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(a)(73)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 2013 relating to Lifestyle Aggressive PS Series – previously filed as exhibit (a)(74) on February 11, 2014, accession number 0001133228-14-000682.

(a)(74)	Termination of Series of Shares dated January 8, 2014 relating to Growth Equity Trust, Heritage Trust, Mid Cap Value Equity Trust and Strategic Bond Trust – previously filed as exhibit (a)(72) on February 11, 2014, accession number 0001133228-14-000682.

(a)(75)	Termination of Series of Shares dated March 20, 2014 relating to Core Fundamental Holdings Trust, Core Global Diversification Trust, Fundamental Holdings Trust, Global Diversification Trust, Disciplined Diversification Trust, Core Allocation Plus Trust, All Cap Value Trust and Smaller Company Growth Trust – previously filed as exhibit (a)(75) on April 24, 2015, accession number 0001133228-15-001781.

(a)(76)	Redesignation of Series of Share of Beneficial Interest dated April 30, 2014 relating to Lifestyle Trusts – previously filed as exhibit (a)(76) on April 24, 2015, accession number 0001133228-15-001781.

(a)(77)	Redesignation of Series of Share of Beneficial Interest dated November 1, 2014 relating to Financial Services Trust – previously filed as exhibit (a)(77) on April 24, 2015, accession number 0001133228-15-001781.

(a)(78)	Termination of Series of Shares dated December 22, 2014 relating to Fundamental Value Trust, Natural Resources Trust and Bond PS Series – previously filed as exhibit (a)(78) on April 24, 2015, accession number 0001133228-15-001781.

(b)	Revised By-laws of the Trust dated June 30, 2006 – previously filed as exhibit (b)(2) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(b)(1)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 – previously filed as exhibit (b)(3) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(c)	Specimen Share Certificate – previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(1)(A)	Amendment dated December 19, 2008 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Short Term Government Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(1)(B)	Amendment dated March 20, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Mid Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99 (d)(1)(C) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(1)(C)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

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(d)(1)(D)	Amendment dated June 25, 2010 to the Amended and Restated Advisory Agreement dated September 30, 2008 regarding Currency Strategies Trust, International Growth Stock Trust and Ultra Short Term Bond Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(D) on April 24, 2015, accession number 0001133228-15-001781.

(d)(1)(E)	Amendment to the Amended and Restated Advisory Agreement dated December 28, 2010 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC, regarding Capital Appreciation Value Fund, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(E) on April 24, 2015, accession number 0001133228-15-001781.

(d)(1)(F)	Amendment to the Amended and Restated Advisory Agreement dated March 25, 2011 to the Amended and Restated Advisory Agreement dated September 30, 2008, regarding Bond PS Series, Strategic Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(F) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(1)(G)	Amendment to Amended and Restated Advisory Agreement dated March 26, 2012 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding Strategic Equity Allocation Trust – previously filed as exhibit (d)(1)(G) on April 25, 2012, accession number 0000950123-12-006547.

(d)(1)(H)	Amendment to Amended and Restated Advisory Agreement dated October 1, 2012 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding Active Bond Trust, Mutual Shares Trust and Strategic Income Opportunities Trust – previously filed as exhibit (d)(1)(H) on April 26, 2013, accession number 0001133228-13-001677.

(d)(1)(I)	Amendment to Amended and Restated Advisory Agreement dated October 1, 2013 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding the Lifestyle Aggressive PS Series – previously filed as exhibit (d)(1)(I) on April 24, 2015, accession number 0001133228-15-001781.

(d)(1)(J)	Amendment to Amended and Restated Advisory Agreement dated December 18, 2013 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding each Lifestyle Trust and Lifestyle PS Series – previously filed as exhibit (d)(1)(I) on February 11, 2014, accession number 0001133228-14-000682.

(d)(1)(K)	Amendment dated June 25, 2014 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding Financial Services Trust, Fundamental Value Trust and Fundamental Large Cap Value Trust – previously filed as exhibit (d)(1)(K) on April 24, 2015, accession number 0001133228-15-001781.

(d)(1)(L)	Amendment dated September 26, 2014 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding Strategic Income Opportunities Trust – previously filed as exhibit (d)(1)(L) on April 24, 2015, accession number 0001133228-15-001781.

(d)(1)(M)	Amendment dated November 25, 2014 to the Amended and Restated Advisory Agreement dated September 30, 2008 between John Hancock Variable Insurance Trust and John Hancock Investment Management Services, LLC regarding Emerging Market Value Trust – previously filed as exhibit (d)(1)(M) on April 24, 2015, accession number 0001133228-15-001781.

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(d)(2)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Small Company Trust, between the Adviser and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC) – previously filed as exhibit (d)(64) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(2)(A)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April, 28 2006 relating to Science & Technology Trust, between the Adviser and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC) – previously filed as exhibit (d) (65) to post- effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(3)	Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC – previously filed as exhibit (d)(7) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(3)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC – previously filed as exhibit (d)(7)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(3)(B)	Amendment dated January 3, 2006 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC – previously filed as exhibit (d)(7)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(3)(C)	Notice of Termination of Subadvisory Agreement as to the Short Term Bond Trust, dated April 29, 2010 – previously filed as exhibit (d)(3)(C) on April 24, 2015, accession number 0001133228-15-001781.

(d)(3)(D)	Amendment dated July 1, 2011 to Subadvisory Agreement dated April 29, 2005 relating to Total Bond Market Trust A and Total Bond Market Trust B between the Adviser and Declaration Management & Research LLC – previously filed as exhibit (d)(3)(D) on April 24, 2015, accession number 0001133228-15-001781.

(d)(3)(E)	Amendment dated January 7, 2012 to Subadvisory Agreement dated April 29, 2005 between the Adviser and Declaration Management & Research LLC – previously filed as exhibit (d)(3)(E) on April 24, 2015, accession number 0001133228-15-001781.

(d)(3)(F)	Amendment dated October 1, 2012 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust between the Adviser and Declaration Management & Research LLC – previously filed as exhibit (d)(3)(F) on April 24, 2015, accession number 0001133228-15-001781.

(d)(4)	Subadvisory Agreement dated November 23, 2002 relating to All Cap Core Trust, Dynamic Growth Trust, and Real Estate Securities Trust, between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(8) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(4)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 23, 2002 relating to All Cap Core Trust, Dynamic Growth Trust, and Real Estate Securities Trust, between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(8)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(d)(4)(B)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management (Hong Kong) Limited and RREEF America, L.L.C. – previously filed as exhibit (d)(40) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(C)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management International GMBH and RREEF America, L.L.C. – previously filed as exhibit (d)(41) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(D)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Investments Australia Limited and RREEF America, L.L.C. – previously filed as exhibit (d)(42) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(E)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C. – previously filed as exhibit (d)(47) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(F)	Sub-Subadvisory Agreement dated April 28, 2006 between RREEF America L.L.C. and RREEF Global Advisers Limited – previously filed as exhibit (d)(48) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(G)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 23, 2002 relating to Global Real Estate Trust, between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(57) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(H)	Amendment dated June 30, 2006 to Subadvisory Agreement dated November 23, 2002 relating to Dynamic Growth Trust, between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(58) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(4)(I)	Agreement Regarding Transfer of Management Agreement dated November 8, 2006 between Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA") – previously filed as exhibit (d)(8)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(4)(J)	Amendment dated April 8, 2013 to Subadvisory Agreement between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(4)(J) on April 24, 2015, accession number 0001133228-15-001781.

(d)(5)	Subadvisory Agreement dated April 28, 2006 relating to International Small Company Trust, between the Adviser and Dimensional Fund Advisors Inc. – previously filed as exhibit (d)(43) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(5)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 relating to addition of Emerging Markets Value Trust, between the Adviser and Dimensional Fund Advisors LP – previously filed as exhibit (d)(73) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(5)(B)	Amendment dated April 28, 2008 to Subadvisory Agreement dated April 28, 2006 relating to addition of Disciplined Diversification Trust, between the Adviser and Dimensional Fund Advisors Inc. – previously filed as exhibit (d)(9)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(5)(C)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 28, 2006 relating to addition of Small Cap Opportunities Trust, between the Adviser and Dimensional Fund Advisors LP – previously filed as exhibit (d)(9)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(d)(5)(D)	Amendment dated June 25, 2010 to Subadvisory Agreement dated April 28, 2006 between the Adviser and Dimensional Fund Advisors LP – previously filed as exhibit (d)(5)(D) on April 24, 2015, accession number 0001133228-15-001781.

(d)(5)(E)	Amendment dated May 17, 2013 to Subadvisory Agreement dated April 28, 2006 between the Adviser and Dimensional Fund Advisors LP – previously filed as exhibit (d)(5)(E) on April 24, 2015, accession number 0001133228-15-001781.

(d)(5)(F)	Amendment dated November 25, 2014 to Subadvisory Agreement dated April 28, 2006 between the Adviser and Dimensional Fund Advisors LP – previously filed as exhibit (d)(5)(F) on April 24, 2015, accession number 0001133228-15-001781.

(d)(6)	Subadvisory Agreement dated July 26, 2010, between the Adviser and First Quadrant, L.P. – previously filed as exhibit (d)(6) on April 24, 2015, accession number 0001133228-15-001781.

(d)(6)(A)	Amendment dated May 17, 2013 to Subadvisory Agreement dated July 26, 2010, between the Adviser and First Quadrant, L.P. – previously filed as exhibit (d)(6)(A) on April 24, 2015, accession number 0001133228-15-001781.

(d)(7)	Subadvisory Agreement dated April 30, 2007 relating to Income Trust, between the Adviser and Franklin Advisers, Inc. – previously filed as exhibit (d)(50) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(7)(A)	Amendment dated June 25, 2010 to the Subadvisory Agreement dated April 30, 2007 relating to Income Trust, between the Adviser and Franklin Advisers, Inc. – previously filed as exhibit (d)(7)(A) on April 24, 2015, accession number 0001133228-15-001781.

(d)(7)(B)	Amendment dated May 17, 2013 to the Subadvisory Agreement dated April 30, 2007 relating to Income Trust, between the Adviser and Franklin Advisers, Inc. – previously filed as exhibit (d)(7)(B) on April 24, 2015, accession number 0001133228-15-001781.

(d)(8)	Subadvisory Agreement dated April 30, 2007 relating to Mutual Shares Trust, between the Adviser and Franklin Mutual Advisers, LLC – previously filed as exhibit (d)(50) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(8)(A)	Amendment dated March 25, 2011 to Subadvisory Agreement relating to Mutual Shares Trust, between the Adviser and Franklin Mutual Advisers, LLC – previously filed as exhibit (d)(8)(A) on April 24, 2015, accession number 0001133228-15-001781.

(d)(8)(B)	Amendment dated May 17, 2013 to Subadvisory Agreement dated April 30, 2007 relating to Mutual Shares Trust, between the Adviser and Franklin Mutual Advisers, LLC – previously filed as exhibit (d)(8)(B) on April 24, 2015, accession number 0001133228-15-001781.

(d)(9)	Amended and Restated Subadvisory Agreement dated October 17, 2005 relating to Growth, Growth Opportunities, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector and Value Opportunities Trusts, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC – previously filed as exhibit (d)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(9)(A)	Amendment dated October 1, 2009 to Subadvisory Agreement dated October 17, 2005, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC – previously filed as exhibit (d)(9)(A) on April 24, 2015, accession number 0001133228-15-001781.

(d)(9)(B)	Notice of Termination of Subadvisory Agreement as to the Growth Trust, Growth Opportunities Trust, International Growth Trust, Intrinsic Value Trust and Value Opportunities Trust, dated April 30, 2010, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC – previously filed as exhibit (d)(9)(B) on April 24, 2015, accession number 0001133228-15-001781.

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(d)(9)(C)	Amendment dated January 19, 2012 to Subadvisory Agreement dated October 17, 2005, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC – previously filed as exhibit (d)(9)(C) on April 24, 2015, accession number 0001133228-15-001781.

(d)(9)(D)	Notice of Termination of Subadvisory Agreement as to the Large Cap Trust dated April 23, 2012, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC – previously filed as exhibit (d)(9)(D) on April 24, 2015, accession number 0001133228-15-001781.

(d)(10)	Subadvisory Agreement January 28, 1999 relating Aggressive Growth Trust and Mid Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(10)(A)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to International Growth Stock Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(15)(F)(1) to post-effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

(d)(10)(B)	Amendment date December 30, 2001 to Subadvisory Agreement dated January 28, 2001 relating to All Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(15)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(10)(C)	Amendment dated May 1, 2003 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust, between the Adviser and A I M Capital Management, Inc. – previously filed as exhibit (d)(15)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(10)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(15)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(10)(E)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(52) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(10)(F)	Amendment dated June 30, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(53) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(10)(G)	Amendment dated July 1, 2007 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) – previously filed as exhibit (d)(76) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(10)(H)	Amendment dated June 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser name change to Invesco A I M Capital Management, Inc. between the Adviser and A I M Capital Management, Inc. – previously filed as exhibit (d)(15)(G) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(10)(I)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser use of agents between the Adviser and Invesco A I M Capital Management, Inc. – previously filed as exhibit (d)(15)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(d)(10)(J)	Amendment dated June 1, 2010 to Subadvisory Agreement dated January 28, 1999 between the Adviser and Invesco A I M Capital Management, Inc. – previously filed as exhibit (d)(10)(J) on April 24, 2015, accession number 0001133228-15-001781.

(d)(10)(K)	Amendment dated June 25, 2010 to Subadvisory Agreement dated January 28, 1999 relating to International Growth Stock Trust and Small Company Growth Trust between the Adviser and Invesco A I M Capital Management, Inc. – previously filed as exhibit (d)(10)(K) on April 24, 2015, accession number 0001133228-15-001781.

(d)(10)(L)	Amendment dated July 20, 2012 to Subadvisory Agreement dated January 28, 1999 relating to International Opportunities Trust between the Adviser and Invesco A I M Capital Management, Inc. – previously filed as exhibit (d)(10)(L) on April 24, 2015, accession number 0001133228-15-001781.

(d)(11)	Subadvisory Agreement dated November 1, 2000 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC – previously filed as exhibit (d)(16) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(11)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC – previously filed as exhibit (d)(16)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(11)(B)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC – previously filed as exhibit (d)(60) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(12)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Growth Trust and High Income Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC) – previously filed as exhibit (d)(67) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(12)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Small Cap Intrinsic Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(73) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(12)(B)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Short Term Government Income Trust between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(19)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(12)(C)	Amendment to the Subadvisory Agreement dated March 25, 2011 to the Subadvisory Agreement dated April 28, 2006 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Strategic Allocation Trust, Bond PS Series, Optimized All Cap Trust and Optimized Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(20)(S) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(12)(D)	Amendment to the Subadvisory Agreement dated July 1, 2011 to the Subadvisory Agreement dated April 28, 2006 relating to Bond PS Series and Bond Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(36)(D) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

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(d)(12)(E)	Amendment to the Subadvisory Agreement dated September 26, 2011 to the Subadvisory Agreement dated April 28, 2006 relating to Fundamental All Cap Core Trust and Fundamental Large Cap Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(36)(C) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(12)(F)	Amendment to the Subadvisory Agreement dated March 23, 2012 to the Subadvisory Agreement dated April 28, 2006 relating to Strategic Equity Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(36)(E) to post-effective amendment no. 100 on April 25, 2012, accession number 0000950123-12-006547.

(d)(12)(G)	Amendment to Subadvisory Agreement relating to Lifestyle Aggressive PS Series dated October 30, 2013 to the Subadvisory Agreement dated April 28, 2006, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(12)(G) on April 24, 2015, accession number 0001133228-15-001781.

(d)(12)(H)	Amendment to Subadvisory Agreement relating to Financial Services Trust and Fundamental Value Trust dated June 25, 2014 to the Subadvisory Agreement dated April 28, 2006, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(12)(H) on April 24, 2015, accession number 0001133228-15-001781.

(d)(12)(I)	Notice of Termination of Subadvisory Agreement as to the High Income Trust dated April 29, 2011 – previously filed as exhibit (d)(12)(I) on April 24, 2015, accession number 0001133228-15-001781.

(d)(12)(J)	Notice of Termination of Subadvisory Agreement as to the Core Balanced Strategy Trust, Core Allocation Trust, Core Disciplined Diversification Trust and Core Balanced Trust dated April 27, 2012 – previously filed as exhibit (d)(12)(J) on April 24, 2015, accession number 0001133228-15-001781.

(d)(12)(K)	Notice of Termination of Subadvisory Agreement as to the Core Fundamental Holdings Trust, Core Global Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust dated December 4, 2013 – previously filed as exhibit (d)(12)(K) on April 24, 2015, accession number 0001133228-15-001781.

(d)(12)(L)	Notice of Termination of Subadvisory Agreement as to the Bond PS Series and Fundamental Value Trust dated November 7, 2014 – previously filed as exhibit (d)(12)(L) on April 24, 2015, accession number 0001133228-15-001781.

(d)(13)	Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 between the Adviser, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(20)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(13)(A)	Amendment dated October 17, 2005 to Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 relating to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts, between the Adviser, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(20)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(13)(B)	Subadvisory Consulting Agreement dated December 13, 2006 relating to Absolute Return Trust, between John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(20)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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(d)(13)(C)	Amendment dated December 26, 2007 to Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 relating to Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Trusts, between the Adviser, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and Deutsche Investment Management Americas Inc. – previously filed as exhibit (d)(20)(L) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(13)(D)	Amended and Restated Subadvisory Agreement dated March 25, 2011 between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(13)(D) on April 24, 2015, accession number 0001133228-15-001781.

(d)(13)(E)	Notice of Termination of Subadvisory Agreement as to the Core Balanced Strategy Trust dated April 27, 2012 to Subadvisory Agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(13)(E) on April 24, 2015, accession number 0001133228-15-001781.

(d)(14)	Subadvisory Agreement dated April 30, 2001 relating to Capital Opportunities Trust, Strategic Growth Trust, and Utilities Trust between the Adviser and Massachusetts Financial Services Company – previously filed as exhibit (d)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(14)(A)	Amendment October 17, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Strategic Value Trust and Utilities Trust, between the Adviser and Massachusetts Financial Services Company – previously filed as exhibit (d)(20)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(14)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 30, 2001 relating to Strategic Value Trust and Utilities Trust, between the Adviser and Massachusetts Financial Services Company – previously filed as exhibit (d) (62) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(15)	Subadvisory Agreement dated May 1, 2000 relating to Global Bond Trust and Total Return Trust, between the Adviser and Pacific Investment Management Company – previously filed as exhibit (d)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated May 5, 2000 relating to Global Return Trust and Total Return Trust, between the Adviser and Pacific Investment Management Company – previously filed as exhibit (d)(23)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated May 5, 2000 relating to addition of Real Return Bond Trust, between the Adviser and Pacific Investment Management Company – previously filed as exhibit (d)(23)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(C)	Amendment dated June 29, 2007 to Subadvisory Agreement dated May 5, 2000 relating to Real Return Bond Trust, between the Adviser and Pacific Investment Management Company – previously filed as exhibit (d)(74) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(15)(D)	Amendment dated April 28, 2008 to Subadvisory Agreement dated May 5, 2000 relating to Total Return Bond Trust, between the Adviser and Pacific Investment Management Company – previously filed as exhibit (d)(23)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

15

(d)(16)	Subadvisory Agreement dated May 30, 2014 between the Adviser and QS Investors, LLC – previously filed as exhibit (d)(16) on April 24, 2015, accession number 0001133228-15-001781.

(d)(16)(A)	Notice of Termination dated December 18, 2014 to Subadvisory Agreement dated May 30, 2014 between the Adviser and QS Investors, LLC – previously filed as exhibit (d)(16)(A) on April 24, 2015, accession number 0001133228-15-001781.

(d)(17)	Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. – previously filed as exhibit (d)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(17)(A)	Amendment dated October 10, 2005 to Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. – previously filed as exhibit (d)(28)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)	Subadvisory Agreement dated January 28, 1999 between Manufacturers Securities Services, LLC and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(A)	Amendment dated April 30, 2001 to Subadvisory Agreement dated January 28, 1999 relating to Health Sciences Trust and Small Company Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(B)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 28, 1999 relating to Blue Chip Growth Trust and Equity-Income Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Mid Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Spectrum Income Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(E)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Real Estate Equity Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d) (68) to post-effective amendment no. 69 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(18)(F)	Amendment dated October 6, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d) (69) to post-effective amendment no. 69 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(18)(G)	Amendment dated January 17, 2008 to Subadvisory Agreement dated January 28, 1999 relating to U.S. Global Leaders Growth Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(81) to post-effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

16

(d)(18)(H)	Amendment dated April 28, 2008 to Subadvisory Agreement dated January 28, 1999 relating to Capital Appreciation Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(I)	Amendment dated December 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Trust and Classic Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(J) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(J)	Amendment dated January 9, 2009 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(29)(K) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)(K)	Amendment dated March 20, 2009 to Subadvisory Agreement dated April 29, 2009 relating to Balanced Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit 99 (d)(29)(L) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(18)(L)	Amendment dated April 29, 2009 to Subadvisory Agreement dated April 29, 2009 relating to Mid Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit 99 (d)(29)(M) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(18)(M)	Amendment dated December 31, 2010 to Subadvisory Agreement dated January 28, 1999 relating to Large Cap Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(18)(M) on April 24, 2015, accession number 0001133228-15-001781.

(d)(19)	Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited – previously filed as exhibit (d)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(19)(A)	Amendment dated April 29, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited – previously filed as exhibit (d)(30)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(19)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited – previously filed as exhibit (d)(30)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(19)(C)	Amendment dated May 17, 2013 to Subadvisory Agreement dated December 8, 2003, between the Adviser and Templeton Global Advisors, Limited – previously filed as exhibit (d)(19)(C) on April 24, 2015, accession number 0001133228-15-001781.

(d)(20)	Subadvisory Agreement dated February 1, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(A)	Amendment dated May 1, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(31)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

17

(d)(20)(B)	Amendment dated December 8, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(31)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(31)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust and International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(31)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(E)	Sub-Subadvisory Agreement dated December 14, 2007, between Templeton Investment Counsel, Inc. and Templeton Global Advisors, Limited – previously filed as exhibit (d)(31)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(F)	Notice of Termination of Subadvisory Agreement as to the Overseas Equity Trust dated April 26, 2010 to the Subadvisory Agreement dated February 1, 1999, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(20)(F) on April 24, 2015, accession number 0001133228-15-001781.

(d)(20)(G)	Amendment dated May 17, 2013 to Subadvisory Agreement dated February 1, 1999, between the Adviser and Templeton Investment Counsel, Inc. – previously filed as exhibit (d)(20)(G) on April 24, 2015, accession number 0001133228-15-001781.

(d)(21)	Subadvisory Agreement dated January 29, 1999 relating to Growth & Income Trust, Investment Quality Bond Trust, and Mid Cap Stock Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 29, 1999 relating to Growth & Income Trust, Investment Quality Bond Trust, and Mid Cap Stock Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(33)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(B)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 29, 1999 relating to Small Cap Growth Trust and Small Cap Value Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(33)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(C)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 29, 1999 relating to removal of Growth & Income Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(33)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(D)	Amendment dated April 30, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Mid Cap Intersection Trust, between the Adviser and Wellington Investment Management – previously filed as exhibit (d)(73) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(21)(E)	Amendment dated June 29, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Special Value Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(75) to post-effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

18

(d)(21)(F)	Amendment dated December 14, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Dynamic Growth Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(57) to post-effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(21)(G)	Amendment dated January 2, 2008 to Subadvisory Agreement dated January 29, 1999 relating to Global Asset Allocation Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(79) to post-effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(21)(H)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 29, 1999 relating to Alpha Opportunities Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(33)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(22)	Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated – previously filed as exhibit (d)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(22)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated – previously filed as exhibit (d)(34)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(22)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated – previously filed as exhibit (d)(73) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(22)(C)	Notice of Termination of Subadvisory Agreement as to the U.S. High Yield Bond Trust, dated November 1, 2010, to Subadvisory Agreement dated April 29, 2005, between the Adviser and Wells Capital Management, Incorporated – previously filed as exhibit (d)(22)(C) on April 24, 2015, accession number 0001133228-15-001781.

(d)(23)	Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust, between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(49) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(23)(A)	Sub-Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust and Strategic Bond Trust, between Western Asset Management Company and Western Asset Management Company Limited – previously filed as exhibit (d) (50) to post-effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(23)(B)	Amendment dated October 1, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust (WA Portfolio #3073), between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(35)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(C)	Notice of Termination of Subadvisory Agreement as to the U.S. Government Securities Trust, dated April 30, 2010 to the Subadvisory Agreement dated April 28, 2006, between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(23)(C) on April 24, 2015, accession number 0001133228-15-001781.

(d)(23)(D)	Notice of Termination of Subadvisory Agreement as to the Strategic Bond Trust, dated November 5, 2010 to the Subadvisory Agreement dated April 28, 2006, between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(23)(D) on April 24, 2015, accession number 0001133228-15-001781.

19

(d)(23)(E)	Notice of Termination of Subadvisory Agreement as to the Floating Rate Income Trust, dated December 31, 2010 to the Subadvisory Agreement dated April 28, 2006, between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(23)(E) on April 24, 2015, accession number 0001133228-15-001781.

(e)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 – previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)(1)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 – previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)(2)	Amendment dated May 28, 2010 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 – previously filed as exhibit (e)(2) on April 24, 2015, accession number 0001133228-15-001781.

(f)	Not Applicable.

(g)	Custodian Agreement dated September 26, 2008 between the Trust and State Street Bank and Trust Company – previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(g)(1)	Master Global Custodial Services Agreement dated March 3, 2014 between the Trust and Citibank. N.A. – previously filed as exhibit (g)(1) on April 24, 2015, accession number 0001133228-15-001781.

(h)(1)	Participation Agreement dated July 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC – previously filed as exhibit (h)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)(A)	Amendment dated September 29, 2007 to Participation Agreement dated May 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC – previously filed as exhibit (h)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)(B)	Amendment dated October 1, 2007 to Participation Agreement dated May 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC – previously filed as exhibit (h)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(2)	AFIS Fund Participation Agreement dated November 9, 2007 (“AFIS Participation Agreement”), among the Trust, John Hancock Investment Management Services, LLC, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, on behalf of themselves and certain of their separate accounts, and Capital Research and Management Company – previously filed as exhibit (h)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

20

(h)(3)	Transfer Agency Agreement (Series III) dated July 1, 2003 between Boston Financial Data Services and the Trust – previously filed as exhibit (h)(3) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(4)	ClearSky Agreement (Series III) dated May 12, 2003 between Automated Business Development Corp and the Trust – previously filed as exhibit (h)(4) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(5)	Services Agreement dated March 3, 2014 between the Trust and Citi Fund Services Ohio, Inc. – previously filed as exhibit (h)(5) on April 24, 2015, accession number 0001133228-15-001781.

(h)(5)(A)	Amendment No.1 dated February 1, 2015 to Services Agreement dated March 3, 2014 between the Trust and Citi Fund Services Ohio, Inc. – previously filed as exhibit (h)(5)(A) on April 24, 2015, accession number 0001133228-15-001781.

(h)(6)	Agreement to Waive Advisory Fees and Reimburse Expenses dated January 2, 2015 between the Registrant and John Hancock Advisers, LLC. – previously filed as exhibit (h)(6) on April 24, 2015, accession number 0001133228-15-001781.

(i)	Legal Opinion – previously filed as exhibit (i) on April 24, 2015, accession number 0001133228-15-001781.

(j)	Consent of Independent Public Accounting Firm, PricewaterhouseCoopers LLP – previously filed as exhibit (j) on April 24, 2015, accession number 0001133228-15-001781.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, March 25, 2011, March 23, 2012, June 30, 2012 and September 27, 2013 – previously filed as exhibit (m) on April 24, 2015, accession number 0001133228-15-001781.

(m)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, March 25, 2011, March 23, 2012, June 30, 2012 and September 27, 2013 – previously filed as exhibit (m)(1) on April 24, 2015, accession number 0001133228-15-001781.

(m)(2)	Series III Shares Rule 12b-1 Plan dated March 23, 2007, as amended September 28, 2007, March 20, 2009, June 25, 2010, March 25, 2011, March 23, 2012 and September 27, 2013 – previously filed as exhibit (m)(2) on April 24, 2015, accession number 0001133228-15-001781.

(n)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, March 25, 2008, March 23, 2012, June 30, 2013 and September 27, 2013 – previously filed as exhibit (n) on April 24, 2015, accession number 0001133228-15-001781.

(o)	Not Applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

21

(p)(1)	Codes of Ethics. Code of Ethics dated January 1, 2008 (as revised January 1, 2015) of John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock Distributors, LLC, and each open-end and closed-end fund advised by a John Hancock advisor. – previously filed as exhibit (p)(1) on April 24, 2015, accession number 0001133228-15-001781.

(p)(2)	Code of Ethics dated September 1, 2013 for Declaration Management & Research LLC, John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) LLC – previously filed as exhibit (p)(2) on April 24, 2015, accession number 0001133228-15-001781.

(p)(3)	Code of Ethics for Deutsche Asset Management, Inc. (U.S.) – previously filed as exhibit (p)(3) on April 24, 2015, accession number 0001133228-15-001781.

(p)(4)	Code of Ethics for Dimensional Fund Advisors, Inc. dated March 1, 2013 – previously filed as exhibit (p)(4) on April 24, 2015, accession number 0001133228-15-001781.

(p)(5)	Code of Ethics for Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Templeton Investments dated May 1, 2013 – previously filed as exhibit (p)(5) on April 24, 2015, accession number 0001133228-15-001781.

(p)(6)	Code of Ethics of First Quadrant, L.P. dated April 2013 – previously filed as exhibit (p)(6) on April 24, 2015, accession number 0001133228-15-001781.

(p)(7)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC dated November 1, 2013 – previously filed as exhibit (p)(7) on April 24, 2015, accession number 0001133228-15-001781.

(p)(8)	Code of Ethics for Invesco Advisers, Inc. dated January 1, 2014 – previously filed as exhibit (p)(8) on April 24, 2015, accession number 0001133228-15-001781.

(p)(9)	Code of Ethics for Jennison Associates LLC dated October 31, 2013 – previously filed as exhibit (p)(9) on April 24, 2015, accession number 0001133228-15-001781.

(p)(10)	Code of Ethics for Massachusetts Financial Services Company dated November 22, 2013 – previously filed as exhibit (p)(10) on April 24, 2015, accession number 0001133228-15-001781.

(p)(11)	Code of Ethics for Pacific Investment Management Company LLC dated March 2014 – previously filed as exhibit (p)(11) on April 24, 2015, accession number 0001133228-15-001781.

(p)(12)	Code of Ethics for QS Investors, LLC dated August 19, 2013 – previously filed as exhibit (p)(12) on April 24, 2015, accession number 0001133228-15-001781.

(p)(13)	Code of Ethics for SSgA Funds Management, Inc. dated April 1, 2012 – previously filed as exhibit (p)(13) on April 24, 2015, accession number 0001133228-15-001781.

(p)(14)	Code of Ethics of T. Rowe Price Associates, Inc. dated June 3, 2013 – previously filed as exhibit (p)(14) on April 24, 2015, accession number 0001133228-15-001781.

(p)(15)	Code of Ethics of Wells Capital Management, Incorporated dated August 2, 2012 – previously filed as exhibit (p)(8) to post-effective amendment no. 104 on April 26, 2013, accession number 0001133228-13-001677.

(p)(16)	Code of Ethics Wellington Management Company, LLP dated January 1, 2015 – previously filed as exhibit (p)(16) on April 24, 2015, accession number 0001133228-15-001781.

(p)(17)	Code of Ethics for Western Asset Management dated November 1, 2013 – previously filed as exhibit (p)(17) on April 24, 2015, accession number 0001133228-15-001781.

(q)	Power of Attorney dated December 10, 2015 – All Trustees – FILED HEREWITH.

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Item 29.	Persons Controlled by or Under Common Control with Registrant

Two of the Trust shareholders are:

(i)	John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii)	John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"),

John Hancock New York and John Hancock USA (collectively, the “Companies”) hold Trust shares attributable to variable contracts in their respective separate accounts. Fund of Funds of the Trust are also shareholders of certain of the Trust portfolios. A company will vote all shares of each portfolio of the Trust issued to such company in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. The Trust will vote all shares of a portfolio issued to a fund of funds in proportion to such instructions.

23

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)[3]
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Western Holdings Limited Partnership[4] (Alberta)
95%
PT Asuransi Jiwa Manulife Indonesia[1] (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
97.7%
60%
Manulife Asset Management (Thailand) Company Limited (Thailand)
29%
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
60%
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited (Japan)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
58.5%
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Asset Management Services Berhad (Malaysia)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
60%
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
99.9%
John Hancock Advisers, LLC[2] (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
(2) The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by John Hancock Subsidiaries LLC
(3) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(4) 99% limited partnership interest is held by Manulife Property Limited Partnership

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

24

Item 30.	Indemnification

Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, as amended each of which is herein incorporated by reference. The Investment Advisers Act of 1940 file number for John Hancock Investment Management Services, LLC is 801-28947. The file number for each subadviser is listed below.

Subadviser	File Number

Allianz Global Investors U.S. LLC	801-69803

Declaration Management & Research LLC	801-35030

Deutsche Investment Management Americas Inc.	801-252

Dimensional Fund Advisors LP	801-16283

First Quadrant, L.P.	801-51748

Franklin Advisers, Inc.	801-26292

Franklin Mutual Advisers, LLC	801-53068

Grantham, Mayo, Van Otterloo & Co. LLC	801-15028

Invesco Advisers, Inc.	801-33949

Jennison Associates LLC	801-5608

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	801-42033

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	801-61860

Massachusetts Financial Services Company	801-26292

Pacific Investment Management Company LLC	801-48187

QS Investors, LLC	801-70974

SSgA Funds Management, Inc.	801-60103

Templeton Global Advisors Limited	801-42343

Templeton Investment Counsel, LLC	801-15125

T. Rowe Price Associates, Inc.	801-856

Wellington Management Company, LLP	801-15908

Wells Capital Management, Incorporated	801-21122

Western Asset Management Company	801-8162

25

Item 32.	Principal Underwriters

a.	Name of Investment Company	Capacity In which acting

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account A

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account H

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account I

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account L

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account M

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account N

	John Hancock Life Insurance	Principal Underwriter
Company of New York
Separate Account A

	John Hancock Life Insurance	Principal Underwriter
Company of New York
Separate Account B

	John Hancock Life Insurance Company	Principal Underwriter
Separate Account UV

	John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account S

	John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account U

	John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account V

John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of JHD LLC have power to act on behalf of JHD LLC: Michael Doughty*** (Chairman), Halina K. von dem Hagen** (Executive Vice President and Treasurer), Jeff Long* (Chief Financial Officer and Financial Operations Principal), Melvyn D’Souza** (Vice President, Treasury) and David Pickett*(General Counsel). The board of managers of JHD LLC (consisting of Michael Doughty***, Steven Finch*, James Hoodlet***, George Revoir*, Al Seghezzi*** and Christopher Walker**) may also act on behalf of JHD LLC.

* Principal business office is 601 Congress Street, Boston, MA 02210

** 200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

*** 197 Clarendon St., Boston, MA 02116

b.                John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Michael Doughty***, Steven Finch*, James Hoodlet***, George Revoir*, Al Seghezzi*** and Christopher Walker**) who have authority to act on behalf of JHD LLC.

* Principal business office is 601 Congress Street, Boston, MA 02210

26

** 200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

*** 197 Clarendon St., Boston, MA 02116

c.                None.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By Allianz Global Investors U.S. LLC, the subadviser to the Science & Technology Trust, at its offices at 555 Mission Street, San Francisco, California 94105.

By Citibank, N.A., the custodian for the Registrant, at its offices at 388 Greenwich St, New York, New York 10013.

By Declaration Management & Research LLC, the subadviser to the Active Bond Trust and Total Bond Market Trust B, at its offices at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858.

By Deutsche Investment Management Americas, Inc., the subadviser to the Real Estate Securities Trust, at its offices at 345 Park Avenue, New York, New York 10154.

By Dimensional Fund Advisors LP, the subadviser to the Emerging Markets Value Trust, International Small Company Trust and Small Cap Opportunities Trust, at its offices at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

By First Quadrant, L.P., the subadviser to the Currency Strategies Trust, at its offices at 800 E. Colorado Boulevard, Suite 900, Pasadena, California 91101.

By Franklin Advisers, Inc., the subadviser to the Income Trust, at its offices at One Franklin Parkway, San Mateo, California 94403.

By Franklin Mutual Advisers, Inc. the subadviser to the Mutual Shares Trust, at its offices at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.

By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the International Core Trust and U.S. Equity Trust, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By Invesco Advisers, Inc., the subadviser to the International Growth Stock Trust, Small Cap Opportunities Trust, Small Company Growth Trust, and Value Trust, at its offices at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC, the subadviser to the Bond Trust, Core Strategy Trust, Financial Industries Trust, Franklin Templeton Founding Allocation Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Lifecycle Trusts, Lifestyle Trusts, Lifestyle PS Series, Short Term Government Income Trust, Strategic Equity Allocation Trust, Strategic Income Opportunities Trust and Ultra Short Term Bond Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.

By John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, the subadviser to the 500 Index Trust B, Core Strategy Trust, Lifecycle Trusts, Lifestyle Trusts, Lifestyle PS Series, Mid Cap Index Trust, Money Market Trust, Money Market Trust B, Small Cap Index Trust and Total Stock Market Index Trust, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.

27

By Massachusetts Financial Services Company, the subadviser to the Utilities Trust, at its offices at 111 Huntington Avenue, Boston, Massachusetts 02199.

By Pacific Investment Management Company LLC, the subadviser to the Global Bond Trust, Real Return Bond Trust, and the Total Return Trust, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

By QS Investors, LLC, the subadviser to the All Cap Core Trust, at its offices at 880 Third Avenue, 7th Floor New York, NY 10022.

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

By SSgA Funds Management, Inc., the subadviser to the International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Templeton Global Advisors Limited, the subadviser to the Global Trust, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By Templeton Investment Counsel, LLC, the subadviser to International Value Trust, at its offices at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301.

By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, New Income Trust, Science & Technology Trust and Small Company Value Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Wellington Management Company LLP, the subadviser to the Alpha Opportunities Trust, Investment Quality Bond Trust, Mid Cap Stock Trust, Small Cap Growth Trust, and the Small Cap Value Trust, at its offices at 280 Congress Street, Boston, Massachusetts 02210.

By Wells Capital Management Incorporated, the subadviser to the Core Bond Trust, at its offices at 525 Market St., San Francisco, California 94105.

By Western Asset Management Company, the subadviser to the High Yield Trust, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

Item 34.	Management Services

Not applicable.

Item 35	Undertakings

Not Applicable.

28

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 12th day of February, 2016.

JOHN HANCOCK VARIABLE INSURANCE TRUST

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew G. Arnott	President
Andrew G. Arnott	(Chief Executive Officer)	February 12, 2016

/s/ Charles A. Rizzo	Chief Financial Officer	February 12, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	February 12, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	February 12, 2016
James R. Boyle

/s/ Craig Bromley *	Trustee	February 12, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	February 12, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	February 12, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	February 12, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	February 12, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	February 12, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	February 12, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	February 12, 2016
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	February 12, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	February 12, 2016
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	February 12, 2016
Warren A. Thomson

*By: Power of Attorney

/s/ Betsy Anne Seel
Betsy Anne Seel
Attorney-In-Fact
*Pursuant to Power of Attorney filed HEREWITH

29

EXHIBIT INDEX

(q)	Power of Attorney dated December 10, 2015 – All Trustees.